UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201
Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices)                    (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Direxion Airline Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 59.7%
Airlines - 59.7%
2,888	Alaska Air Group, Inc.*	$171,085
23,505	AMR Corp.*	165,710
2,968	Copa Holdings SA Class A	166,950
14,959	Delta Air Lines, Inc.*	174,572
23,286	Hawaiian Holdings, Inc.*	172,084
27,210	JetBlue Airways Corp.*	163,260
5,776	Lan Airlines SA ADR	162,017
28,883	Republic Airways Holdings, Inc.*	185,429
5,936	Ryanair Holdings PLC ADR*	181,404
11,394	SkyWest, Inc.	171,480
13,744	Southwest Airlines Co.	162,866
7,271	United Continental Holdings, Inc.*	184,683
17,569	US Airways Group, Inc.*	174,285

		2,235,825

	TOTAL COMMON STOCKS (Cost $2,361,492)	$2,235,825

PREFERRED SHARES - 8.4%
Airlines - 8.4%
11,036	Gol Linhas Aereas Inteligentes SA ADR	159,801
6,952	Tam SA ADR	152,944

		312,745

	TOTAL PREFERRED SHARES (Cost $353,078)	$312,745

SHORT TERM INVESTMENTS - 33.3%
Money Market Funds - 33.3%
1,249,313	Goldman Sachs Financial Square Government Fund, 0.10% (a)	1,249,313

	TOTAL SHORT TERM INVESTMENTS (Cost $1,249,313)	$1,249,313

	TOTAL INVESTMENTS (Cost $3,963,883) - 101.4%	$3,797,883
	Liabilities in Excess of Other Assets - (1.4%)	(51,331)

	TOTAL NET ASSETS - 100.0%	$3,746,552

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

Direxion Airline Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Arca Airline Index	26,493	$1,244,668	6/11/2012	$(44,390)

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 32.9%
Brazil - 10.8%
1,749	Banco Santander Brasil SA ADR	$20,288
331	Braskem SA-SP ADR*	8,351
2,105	BRF — Brasil Foods SA ADR*	35,048
656	Centrais Eletricas Brasileiras SA ADR*	8,941
169	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	8,377
2,133	Cia Siderurgica Nacional SA ADR	36,389
64	CPFL Energia SA ADR	4,814
360	Embraer SA ADR	11,880
575	Fibria Celulose SA ADR*	8,803
842	Gafisa SA ADR	10,542
4,241	Petroleo Brasileiro SA ADR	155,772
268	Ultrapar Participacoes SA ADR	16,999
3,356	Vale SA-SP ADR*	116,890
480	Vivo Participacoes SA ADR	16,339

		459,433

China - 9.1%
65	7 Days Group Holdings Ltd. ADR*	1,183
454	Aluminum Corp. of China Ltd. ADR*	11,237
401	Baidu, Inc. ADR*	43,561
31	Changyou.com Ltd. ADR*	1,066
164	China Digital TV Holding Co. Ltd. ADR*	1,100
107	China Eastern Airlines Corp. Ltd. ADS*	2,525
836	China Life Insurance Co. Ltd. ADR	48,731
83	China Medical Technologies, Inc. ADR*	1,019
87	China Ming Yang Wind Power Group Ltd. ADS*	803
443	China Petroleum & Chemical Corp. ADR	48,828
123	China Southern Airlines Co. Ltd. ADR*	3,148
375	China Telecom Corp. Ltd. ADR	22,155
121	CNinsure, Inc. ADR	2,041
458	Ctrip.com International Ltd. ADR*	18,851
230	E-House China Holdings Ltd. ADR	3,298
318	Focus Media Holding Ltd. ADR*	7,921
366	Giant Interactive Group, Inc. ADR	2,547
79	Home Inns & Hotels Management, Inc. ADR*	2,665
221	Huaneng Power International, Inc. ADR	4,946
553	JA Solar Holdings Co. Ltd. ADR*	3,816
192	LDK Solar Co. Ltd. ADR*	2,402
158	Longtop Financial Technologies Ltd. ADR*	5,198
262	Mindray Medical International Ltd. ADR	6,854
226	NetEase.com, Inc. ADR*	9,117
94	New Oriental Education & Technology Group, Inc. ADR*	9,274
161	Perfect World Co. Ltd. ADR*	3,738
461	PetroChina Co. Ltd. ADR	64,204
205	Renesola Ltd. ADR*	2,167
267	Shanda Games Ltd. ADR*	1,594
104	Shanda Interactive Entertainment Ltd. ADR*	4,144
129	Spreadtrum Communications, Inc. ADR*	2,774
411	Suntech Power Holdings Co. Ltd. ADR*	3,489
306	Trina Solar Ltd. ADR*	7,977
186	VanceInfo Technologies, Inc. ADR*	6,491
240	WuXi PharmaTech Cayman, Inc. ADR*	4,094
599	Yanzhou Coal Mining Co. Ltd. ADR	17,479
315	Yingli Green Energy Holding Co. Ltd. ADR*	3,648

		386,085

Hong Kong - 6.0%
2,145	China Mobile Ltd. ADR	105,405
3,149	China Unicom Hong Kong Ltd. ADR	51,832
74	City Telecom (HK) Ltd. ADR	1,035
395	CNOOC Ltd. ADR	87,951
760	Melco Crown Entertainment Ltd. ADR*	5,898

		252,121

India - 5.7%
357	Dr. Reddy’s Laboratories Ltd. ADR	12,759
298	HDFC Bank Ltd. ADR	43,034
1,135	ICICI Bank Ltd. ADR	49,191
1,171	Infosys Technologies Ltd. ADR	79,289
1,103	Sterlite Industries India Ltd. ADR	15,938
98	Tata Communications Ltd. ADR*	997
1,009	Tata Motors Ltd. ADR	24,478
1,318	Wipro Ltd. ADR	17,371

		243,057

Russia - 1.3%
217	Mechel ADR	6,842
1,263	Mobile TeleSystems ADR	24,136
866	VimpelCom Ltd. ADR	11,986
392	Wimm-Bill-Dann Foods ADR	12,963

		55,927

	TOTAL COMMON STOCKS (Cost $1,248,097)	$1,396,623

PREFERRED SHARES - 16.5%
Brazil - 16.5%
4,651	Banco Bradesco SA ADR	87,997
283	Brasil Telecom SA ADR*	6,625
532	Centrais Eletricas Brasileiras SA ADR*	8,757

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Brazil (continued) - 16.5%
388	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	$14,806
2,085	Cia de Bebidas das Americas ADR	55,670
1,070	Cia Energetica de Minas Gerais ADR	17,676
324	Cia Paranaense de Energia ADR	8,291
1,792	Gerdau SA ADR	23,744
378	Gol Linhas Aereas Inteligentes SA ADR	5,474
4,746	Itau Unibanco Holding SA ADR	102,039
5,477	Petroleo Brasileiro SA ADR	182,110
264	Tam SA ADR	5,808
709	Tele Norte Leste Participacoes SA ADR*	11,216
198	Tim Participacoes SA ADR	7,524
5,227	Vale SA-SP ADR*	161,933

	TOTAL PREFERRED SHARES (Cost $645,820)	$699,670

SHORT TERM INVESTMENTS - 55.5%
Money Market Funds - 55.5%
2,352,079	Goldman Sachs Financial Square Government Fund, 0.10% (a)	2,352,079

	TOTAL SHORT TERM INVESTMENTS (Cost $2,352,079)	$2,352,079

	TOTAL INVESTMENTS (Cost $4,245,996) - 104.9% (b)	$4,448,372
	Liabilities in Excess of Other Assets - (4.9%)	(206,242)

	TOTAL NET ASSETS - 100.0%	$4,242,130

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$11,880	0.3%
Airlines	16,954	0.4
Beverages	55,670	1.3
Chemicals	8,351	0.2
Commercial Banks	302,549	7.1
Computers & Peripherals	1,100	0.0 †
Diversified Consumer Services	9,274	0.2
Diversified Telecommunication Services	93,861	2.2
Electric Utilities	48,479	1.1
Electrical Equipment	803	0.0 †
Food & Staples Retailing	14,806	0.4
Food Products	48,012	1.1
Health Care Equipment & Supplies	7,873	0.2
Hotels, Restaurants & Leisure	28,597	0.7
Household Durables	10,542	0.3
Independent Power Producers & Energy Traders	4,946	0.1
Insurance	50,772	1.2
Internet Software & Services	52,678	1.2
IT Services	96,660	2.3
Life Sciences Tools & Services	4,094	0.1
Machinery	24,478	0.6
Media	7,921	0.2
Metals & Mining	372,972	8.8
Oil, Gas & Consumable Fuels	573,342	13.5
Paper & Forest Products	8,803	0.2
Pharmaceuticals	12,759	0.3
Real Estate Management & Development	3,298	0.1
Semiconductors & Semiconductor Equipment	26,273	0.6
Software	24,779	0.6
Water Utilities	8,377	0.2
Wireless Telecommunication Services	165,390	3.9
Short Term Investments	2,352,079	55.5

Total Investments	4,448,372	104.9
Liabilities in Excess of Other Assets	(206,242)	(4.9)

Net Assets	$4,242,130	100.0%

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

ADS — American Depositary Shares.

(*)	Non-Income producing security.

(†)	Less than 0.05%

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,133,149.
Direxion Daily BRIC Bull 2X Shares
Swap Equity Contacts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR Index	813	$4,012,032	9/12/2011	$346,228
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR Index	396	2,112,131	9/28/2011	(17,958)

			$6,124,163		$328,270

Direxion Daily BRIC Bear 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 117.0%
Money Market Funds - 117.0%
3,258,351	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$3,258,351

	TOTAL SHORT TERM INVESTMENTS (Cost $3,258,351)	$3,258,351

	TOTAL INVESTMENTS (Cost $3,258,351) - 117.0%	$3,258,351
	Liabilities in Excess of Other Assets - (17.0%)	(472,536)

	TOTAL NET ASSETS - 100.0%	$2,785,815

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,587,926.
Direxion Daily BRIC Bear 2X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR Index	802	$3,964,634	9/12/2011	$(362,085)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR Index	252	1,346,758	9/28/2011	13,865

			$5,311,392		$(348,220)

Direxion Daily India Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 37.8%
Mutual Funds - 37.8%
294,384	PowerShares India Portfolio	$6,570,651

	TOTAL INVESTMENT COMPANIES (Cost $7,110,292)	$6,570,651

SHORT TERM INVESTMENTS - 73.0%
Money Market Funds - 73.0%
12,711,203	Goldman Sachs Financial Square Government Fund, 0.10% (a)	12,711,203

	TOTAL SHORT TERM INVESTMENTS (Cost $12,711,203)	$12,711,203

	TOTAL INVESTMENTS (Cost $19,821,495) - 110.8% (b)	$19,281,854
	Liabilities in Excess of Other Assets - (10.8%)	(1,880,355)

	TOTAL NET ASSETS - 100.0%	$17,401,499

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,268,888.
Direxion Daily India Bull 2X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Morgan Stanley Capital Services	PowerShares India Portfolio	314,375	$7,597,843	4/27/2011	$(502,220)
Credit Suisse Capital, LLC	PowerShares India Portfolio	440,130	10,197,058	9/12/2011	(313,879)
Merrill Lynch International	PowerShares India Portfolio	510,475	12,322,856	3/28/2012	(891,795)

			$30,117,757		$(1,707,894)

Direxion Daily India Bear 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 96.5%
Money Market Funds- 96.5%
2,993,163	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$2,993,163

	TOTAL SHORT TERM INVESTMENTS (Cost $2,993,163)	$2,993,163

	TOTAL INVESTMENTS (Cost $2,993,163) - 96.5%	$2,993,163
	Other Assets in Excess of Liabilities - 3.5%	106,991

	TOTAL NET ASSETS - 100.0%	$3,100,154

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,060,577.
Direxion Daily India Bear 2X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	PowerShares India Portfolio	162,025	$3,807,275	4/12/2011	$161,171
Credit Suisse Capital, LLC	PowerShares India Portfolio	98,060	2,433,938	9/12/2011	228,353
Merrill Lynch International	PowerShares India Portfolio	17,725	390,758	8/29/2012	(4,937)

			$6,631,971		$384,587

Direxion Daily Natural Gas Related Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 39.8%
Gas Utilities - 1.2%
4,406	Questar Corp.	$76,797

Oil, Gas & Consumable Fuels - 38.6%
676	Apache Corp.	80,687
2,197	Cabot Oil & Gas Corp.	91,461
3,389	Chesapeake Energy Corp.	100,077
906	Cimarex Energy Co.	94,342
3,146	Comstock Resources, Inc.*	87,144
1,203	ConocoPhillips	85,966
1,060	Devon Energy Corp.	94,011
2,704	Encana Corp.	87,258
856	EOG Resources, Inc.	91,070
4,196	EXCO Resources, Inc.	84,256
1,076	Exxon Mobil Corp.	86,812
2,238	Forest Oil Corp.*	86,834
1,042	Hess Corp.	87,653
1,097	Murphy Oil Corp.	72,731
1,073	Newfield Exploration Co.*	78,512
4,084	PetroHawk Energy Corp.*	81,884
10,343	PetroQuest Energy, Inc.*	81,089
5,320	Quicksilver Resources, Inc.*	79,853
1,834	Range Resources Corp.	91,462
1,195	Royal Dutch Shell PLC ADR Class A	84,833
12,232	SandRidge Energy, Inc.*	91,006
1,431	SM Energy Co.	88,951
2,179	Southwestern Energy Co.*	86,071
3,472	Statoil ASA ADR	84,786
3,420	Stone Energy Corp.*	79,515
2,164	Suncor Energy, Inc.	89,828
3,834	Talisman Energy, Inc.	87,875
1,488	Total SA ADR	87,450
1,615	Ultra Petroleum Corp.*	77,084

		2,500,501

	TOTAL COMMON STOCKS (Cost $2,051,373)	$2,577,298

SHORT TERM INVESTMENTS - 51.9%
Money Market Funds - 51.9%
3,368,191	Goldman Sachs Financial Square Government Fund, 0.10% (a)	3,368,191

	TOTAL SHORT TERM INVESTMENTS (Cost $3,368,191)	$3,368,191

	TOTAL INVESTMENTS (Cost $5,419,564) - 91.7% (b)	$5,945,489
	Other Assets in Excess of Liabilities - 8.3%	539,955

	TOTAL NET ASSETS - 100.0%	$6,485,444

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,240,402.

Direxion Daily Natural Gas Related Bull 2X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	54,107	$5,322,385	1/17/2012	$1,553,650
Deutsche Bank AG London	ISE-Revere Natural Gas Index	28,085	3,317,943	7/17/2015	233,364

			$8,640,328		$1,787,014

Direxion Daily Natural Gas Related Bear 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 149.6%
Money Market Funds - 149.6%
3,267,099	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$3,267,099

	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,267,099)	$3,267,099

	TOTAL INVESTMENTS
	(Cost $3,267,099) - 149.6%	$3,267,099
	Liabilities in Excess of Other Assets - (49.6%)	(1,082,936)

	TOTAL NET ASSETS - 100.0%	$2,184,163

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,767,378.
Direxion Daily Natural Gas Related Bear 2X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	32,621	$3,193,321	1/17/2012	$(960,964)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	1,930	236,078	7/17/2015	(7,975)

			$3,429,399		$(968,939)

Direxion Daily Gold Miners Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 28.7%
Mutual Funds - 28.7%
31,985	Market Vectors Gold Miners ETF	$1,724,631

	TOTAL INVESTMENT COMPANIES (Cost $1,995,623)	$1,724,631

SHORT TERM INVESTMENTS - 58.1%
Money Market Funds - 58.1%
3,483,077	Goldman Sachs Financial Square Government Fund, 0.10% (a)	3,483,077

	TOTAL SHORT TERM INVESTMENTS (Cost $3,483,077)	$3,483,077

	TOTAL INVESTMENTS (Cost $5,478,700) - 86.8% (b)	$5,207,708
	Other Assets in Excess of Liabilities - 13.2%	788,793

	TOTAL NET ASSETS - 100.0%	$5,996,501

Percentages are stated as a percent of net assets.
ETF — Exchange Traded Fund.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,189,039.
Direxion Daily Gold Miners Bull 2X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Arca Gold Miners Index	111,980	$6,706,395	6/11/2012	$(637,727)
Deutsche Bank AG London	NYSE Arca Gold Miners Index	78,475	4,296,013	12/10/2015	(64,901)

			$11,002,408		$(702,628)

Direxion Daily Gold Miners Bear 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 97.9%
Money Market Funds - 97.9%
5,024,231	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$5,024,231

	TOTAL SHORT TERM INVESTMENTS
	(Cost $5,024,231)	$5,024,231

	TOTAL INVESTMENTS
	(Cost $5,024,231) - 97.9%	$5,024,231
	Other Assets in Excess of Liabilities - 2.1%	107,092

	TOTAL NET ASSETS - 100.0%	$5,131,323

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,223,636.
Direxion Daily Gold Miners Bear 2X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	NYSE Arca Gold Miners Index	130,330	$8,067,084	6/11/2012	$982,394
Deutsche Bank AG London	NYSE Arca Gold Miners Index	60,000	3,268,257	12/10/2015	32,847

			$11,335,341		$1,015,241

Direxion Daily Retail Bull 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 42.6%
Food & Staples Retailing - 10.6%
224	BJ’s Wholesale Club, Inc.*	$9,843
1,830	Costco Wholesale Corp.	131,467
8,050	Wal-Mart Stores, Inc.	451,363

		592,673

Internet & Catalog Retail - 5.8%
1,453	Amazon.com, Inc.*	246,487
2,482	Liberty Media Corp. - Interactive Class A*	39,315
166	Netflix, Inc.*	35,537

		321,339

Multiline Retail - 7.4%
314	Big Lots, Inc.*	9,982
290	Dollar General Corp.*	8,065
529	Dollar Tree, Inc.*	26,757
525	Family Dollar Stores, Inc.	22,302
982	J.C. Penney Co., Inc.	31,493
1,275	Kohl’s Corp.*	64,744
1,754	Macy’s, Inc.	40,605
695	Nordstrom, Inc.	28,620
188	Sears Holdings Corp.*	14,170
3,060	Target Corp.	167,780

		414,518

Specialty Retail - 18.8%
302	Aaron’s, Inc.	5,795
366	Abercrombie & Fitch Co. Class A	18,450
365	Advance Auto Parts, Inc.	23,338
365	Aeropostale, Inc.*	8,804
812	American Eagle Outfitters, Inc.	11,741
274	AutoNation, Inc.*	7,867
109	AutoZone, Inc.*	27,635
1,094	Bed Bath & Beyond, Inc.*	52,512
1,350	Best Buy Co., Inc.	45,900
929	CarMax, Inc.*	30,332
742	Chico’s FAS, Inc.	8,103
372	Dick’s Sporting Goods, Inc.*	13,425
651	Foot Locker, Inc.	11,627
635	GameStop Corp. Class A*	13,379
1,769	Gap, Inc.	34,089
7,035	Home Depot, Inc.	258,677
1,110	Limited Brands, Inc.	32,456
5,995	Lowe’s Cos., Inc.	148,676
1,145	Office Depot, Inc.*	6,011
574	O’Reilly Automotive, Inc.*	32,620
492	PetSmart, Inc.	19,798
473	RadioShack Corp.	7,166
508	Ross Stores, Inc.	33,122
3,033	Staples, Inc.	67,666
1,695	TJX Cos., Inc.	80,326
302	Tractor Supply Co.	15,496
507	Urban Outfitters, Inc.*	17,147
400	Williams-Sonoma, Inc.	12,880

		1,045,038

	TOTAL COMMON STOCKS (Cost $1,997,462)	$2,373,568

SHORT TERM INVESTMENTS - 60.0%
Money Market Funds- 60.0%
3,343,646	Goldman Sachs Financial Square Government Fund, 0.10% (a)	3,343,646

	TOTAL SHORT TERM INVESTMENTS (Cost $3,343,646)	$3,343,646

	TOTAL INVESTMENTS (Cost $5,341,108) - 102.6% (b)	$5,717,214
	Liabilities in Excess of Other Assets - (2.6%)	(142,231)

	TOTAL NET ASSETS - 100.0%	$5,574,983

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,039,419.

Direxion Daily Retail Bull 2X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Appreciation (Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Retail Index	1,392	$1,757,367	9/10/2011	$(4,840)
Deutsche Bank AG London	Russell 1000 Retail Index	5,586	5,913,845	7/17/2015	1,146,120

			$7,671,212		$1,141,280

Direxion Daily Retail Bear 2X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 126.7%
Money Market Funds - 126.7%
3,352,865	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$3,352,865

	TOTAL SHORT TERM INVESTMENTS (Cost $3,352,865)	$3,352,865

	TOTAL INVESTMENTS (Cost $3,352,865) - 126.7%	$3,352,865
	Liabilities in Excess of Other Assets - (26.7%)	(705,893)

	TOTAL NET ASSETS - 100.0%	$2,646,972

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,913,851.
Direxion Daily Retail Bear 2X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Retail Index	952	$1,201,982	7/16/2011	$4,356
Deutsche Bank AG London	Russell 1000 Retail Index	3,257	3,433,987	7/17/2015	(688,091)

			$4,635,969		$(683,735)

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 10.0%
Aerospace & Defense - 0.3%
1,337	Boeing Co.	$92,895
2,148	General Dynamics Corp.	161,959
1,355	Honeywell International, Inc.	75,894
205	L-3 Communications Holdings, Inc.	16,041
547	Lockheed Martin Corp.	43,541
723	Northrop Grumman Corp.	50,104
251	Precision Castparts Corp.	35,890
268	Rockwell Collins, Inc.	17,190
1,654	United Technologies Corp.	134,470

		627,984

Air Freight & Logistics - 0.1%
294	C.H. Robinson Worldwide, Inc.	22,665
548	FedEx Corp.	49,495
1,268	United Parcel Service, Inc. Class B	90,814

		162,974

Airlines - 0.1%
4,328	Delta Air Lines, Inc.*	50,508
4,380	Southwest Airlines Co.	51,903

		102,411

Auto Components - 0.0% †
734	BorgWarner, Inc.*	49,472
1,192	Johnson Controls, Inc.	45,761

		95,233

Automobiles - 0.0% †
5,907	Ford Motor Co.*	94,217

Beverages - 0.2%
742	Brown-Forman Corp. Class B	49,232
134	Central European Distribution Corp.*	3,074
3,734	Coca-Cola Co.	234,682
1,692	Coca-Cola Enterprises, Inc.	42,571
1,300	Constellation Brands, Inc. Class A*	24,986
2,850	PepsiCo, Inc.	183,283

		537,828

Biotechnology - 0.1%
540	Alexion Pharmaceuticals, Inc.*	45,263
1,691	Amgen, Inc.*	93,140
886	Amylin Pharmaceuticals, Inc.*	14,336
1,580	Gilead Sciences, Inc.*	60,640
1,161	Human Genome Sciences, Inc.*	28,166
320	Talecris Biotherapeutics Holdings Corp.*	7,840

		249,385

Capital Markets - 0.2%
75	Affiliated Managers Group, Inc.*	7,637
461	Ameriprise Financial, Inc.	28,421
1,372	E*Trade Financial Corp.*	22,720
732	Eaton Vance Corp.	22,180
250	Franklin Resources, Inc.	30,162
914	Goldman Sachs Group, Inc.	149,549
2,048	Invesco Ltd.	50,668
203	Jefferies Group, Inc.	5,077
554	Lazard Ltd. Class A	23,113
3,592	Morgan Stanley	105,605
431	Northern Trust Corp.	22,403
262	SEI Investments Co.	6,065
450	T. Rowe Price Group, Inc.	29,664

		503,264

Chemicals - 0.3%
1,312	Air Products & Chemicals, Inc.	114,472
578	Albemarle Corp.	32,460
280	CF Industries Holdings, Inc.	37,811
300	Cytec Industries, Inc.	16,362
2,046	Dow Chemical Co.	72,592
1,595	E.I. du Pont de Nemours & Co.	80,835
453	Eastman Chemical Co.	42,066
409	Ecolab, Inc.	20,323
487	International Flavors & Fragrances, Inc.	27,783
122	Lubrizol Corp.	13,110
970	Monsanto Co.	71,179
271	Mosaic Co.	21,962
294	PPG Industries, Inc.	24,778
559	Praxair, Inc.	52,009
168	Sherwin-Williams Co.	14,235
212	Sigma-Aldrich Corp.	13,494

		655,471

Commercial Banks - 0.2%
1,071	Associated Banc-Corp.	14,973
1,222	BB&T Corp.	33,776
1,249	CIT Group, Inc.*	59,565
314	Comerica, Inc.	11,995
347	Fulton Financial Corp.	3,581
1,546	KeyCorp	13,759
1,124	Popular, Inc.*	3,608
3,030	Regions Financial Corp.	21,513
3,399	U.S. Bancorp	91,773
8,617	Wells Fargo & Co.	279,363

		533,906

Commercial Services & Supplies - 0.0% †
800	Covanta Holding Corp.*	13,536
858	Waste Management, Inc.	32,492

		46,028

Communications Equipment - 0.2%
579	Ciena Corp.*	12,756
10,109	Cisco Systems, Inc.*	213,805
2,533	Juniper Networks, Inc.*	94,025
525	Polycom, Inc.*	23,021
2,895	QUALCOMM, Inc.	156,706
2,393	Tellabs, Inc.	12,683

		512,996

Computers & Peripherals - 0.4%
1,610	Apple, Inc.*	546,305
3,628	EMC Corp.*	90,301
4,152	Hewlett-Packard Co.	189,705
758	NCR Corp.*	12,431

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Computers & Peripherals (continued) - 0.4%
690	QLogic Corp.*	$12,289

		851,031

Construction & Engineering - 0.0% †
1,110	Fluor Corp.	76,801
505	URS Corp.*	22,447

		99,248

Construction Materials - 0.0% †
785	Vulcan Materials Co.	33,410

Consumer Finance - 0.1%
1,858	American Express Co.	80,600
3,363	Discover Financial Services	69,244

		149,844

Containers & Packaging - 0.0% †
185	Temple-Inland, Inc.	4,438

Distributors - 0.0% †
986	Genuine Parts Co.	51,025
372	LKQ Corp.*	8,988

		60,013

Diversified Consumer Services - 0.0% †
802	Apollo Group, Inc. Class A*	33,098
443	Service Corp. International	3,841

		36,939

Diversified Financial Services - 0.4%
17,749	Bank of America Corp.	243,694
37,435	Citigroup, Inc.*	180,437
379	CME Group, Inc.	116,944
7,043	JPMorgan Chase & Co.	316,512
348	Leucadia National Corp.	11,317
1,273	Moody’s Corp.	37,388

		906,292

Diversified Telecommunication Services - 0.3%
10,458	AT&T, Inc.	287,804
1,848	CenturyLink, Inc.	79,908
5,008	Verizon Communications, Inc.	178,385
3,000	Windstream Corp.	38,430

		584,527

Electric Utilities - 0.1%
851	American Electric Power Co., Inc.	30,364
7,959	Duke Energy Corp.	142,307
1,379	Pepco Holdings, Inc.	25,608
669	Pinnacle West Capital Corp.	27,235
1,795	Progress Energy, Inc.	80,631

		306,145

Electrical Equipment - 0.1%
559	AMETEK, Inc.	22,796
1,332	Emerson Electric Co.	78,428
377	Hubbell, Inc. Class B	23,088

		124,312

Electronic Equipment, Instruments & Components - 0.0% †
757	Arrow Electronics, Inc.*	28,614
546	FLIR Systems, Inc.*	16,948
250	Itron, Inc.*	14,505

		60,067

Energy Equipment & Services - 0.2%
986	Baker Hughes, Inc.	67,551
422	Diamond Offshore Drilling, Inc.	30,262
3,200	Halliburton Co.	144,000
306	Oil States International, Inc.*	20,734
1,084	Pride International, Inc.*	35,230
2,116	Schlumberger Ltd.	188,303

		486,080

Food & Staples Retailing - 0.2%
2,863	CVS Caremark Corp.	97,915
1,121	SUPERVALU, Inc.	8,172
1,040	Sysco Corp.	30,305
3,610	Wal-Mart Stores, Inc.	202,413

		338,805

Food Products - 0.2%
2,273	Archer-Daniels-Midland Co.	74,259
504	Bunge Ltd.	34,307
327	Campbell Soup Co.	11,164
3,152	ConAgra Foods, Inc.	70,384
402	Corn Products International, Inc.	18,544
322	Dean Foods Co.*	3,268
700	Del Monte Foods Co.	13,272
1,170	General Mills, Inc.	40,693
567	H.J. Heinz Co.	26,933
214	J.M. Smucker Co.	13,302
2,831	Kraft Foods, Inc. Class A	86,544
726	Mead Johnson Nutrition Co. Class A	42,086
1,168	Sara Lee Corp.	19,821
240	Smithfield Foods, Inc.*	4,778
1,049	Tyson Foods, Inc. Class A	17,256

		476,611

Gas Utilities - 0.0% †
473	AGL Resources, Inc.	17,359
396	Atmos Energy Corp.	12,910
677	UGI Corp.	21,224

		51,493

Health Care Equipment & Supplies - 0.2%
440	Beckman Coulter, Inc.	31,684
252	C.R. Bard, Inc.	23,776
100	Intuitive Surgical, Inc.*	32,291
391	Kinetic Concepts, Inc.*	18,037
1,943	Medtronic, Inc.	74,456
2,029	St. Jude Medical, Inc.*	82,174
243	Teleflex, Inc.	13,929
1,262	Zimmer Holdings, Inc.*	74,660

		351,007

Health Care Providers & Services - 0.1%
951	CIGNA Corp.	39,961
581	Community Health Systems, Inc.*	20,405

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Health Care Providers & Services (continued) - 0.1%
972	Express Scripts, Inc.*	$54,753
643	Laboratory Corp. of America Holdings*	57,812
622	Patterson Cos, Inc.	20,563

		193,494

Health Care Technology - 0.0% †
429	Cerner Corp.*	42,407

Hotels, Restaurants & Leisure - 0.3%
723	Brinker International, Inc.	17,012
1,535	Carnival Corp.	68,630
198	Chipotle Mexican Grill, Inc.*	43,346
4,043	McDonald’s Corp.	297,848
1,687	MGM Resorts International*	25,018
819	Royal Caribbean Cruises Ltd.*	36,773
1,341	Starbucks Corp.	42,282
2,317	Wendy’s/Arby’s Group, Inc. Class A	11,191
2,014	Yum! Brands, Inc.	94,175

		636,275

Household Durables - 0.0% †
294	Jarden Corp.	9,967
1,726	Newell Rubbermaid, Inc.	33,225
324	Tupperware Brands Corp.	14,823

		58,015

Household Products - 0.2%
479	Church & Dwight Co., Inc.	32,960
865	Colgate-Palmolive Co.	66,406
5,099	Procter & Gamble Co.	321,900

		421,266

Independent Power Producers & Energy Traders - 0.0% †
4,135	AES Corp.*	51,274
1,368	NRG Energy, Inc.*	28,386

		79,660

Industrial Conglomerates - 0.2%
1,258	3M Co.	110,603
18,893	General Electric Co.	380,505
1,692	Textron, Inc.	44,483

		535,591

Insurance - 0.5%
830	Aflac, Inc.	47,791
19	Alleghany Corp.*	5,867
160	American Financial Group, Inc.	5,205
1,674	Aon Corp.	76,569
333	Arch Capital Group Ltd.*	29,387
641	Arthur J. Gallagher & Co.	19,025
484	Aspen Insurance Holdings Ltd.	14,544
195	Assurant, Inc.	7,650
3,051	Berkshire Hathaway, Inc. Class B*	249,419
1,161	Chubb Corp.	67,257
893	Cincinnati Financial Corp.	28,612
172	CNA Financial Corp.*	4,622
1,422	Fidelity National Financial, Inc. Class A	19,126
1,573	Hartford Financial Services Group, Inc.	43,698
1,943	Loews Corp.	77,817
58	Markel Corp.*	23,345
961	Marsh & McLennan Cos, Inc.	26,793
156	Mercury General Corp.	6,622
1,040	MetLife, Inc.	47,601
4,154	Progressive Corp.	82,291
523	Protective Life Corp.	14,419
819	Prudential Financial, Inc.	50,377
449	Reinsurance Group of America, Inc.	25,844
91	StanCorp Financial Group, Inc.	4,059
138	Torchmark Corp.	8,597
875	Travelers Cos, Inc.	49,227
53	White Mountains Insurance Group Ltd.	18,020

		1,053,784

Internet & Catalog Retail - 0.1%
857	Amazon.com, Inc.*	145,381
113	priceline.com, Inc.*	48,423

		193,804

Internet Software & Services - 0.2%
4,859	eBay, Inc.*	147,519
433	Google, Inc. Class A*	259,956
7,881	Yahoo!, Inc.*	127,042

		534,517

IT Services - 0.3%
1,073	Accenture PLC Class A	55,227
1,277	Amdocs Ltd.*	37,212
887	Automatic Data Processing, Inc.	42,487
835	Broadridge Financial Solutions, Inc.	19,113
524	Cognizant Technology Solutions Corp. Class A*	38,226
442	Global Payments, Inc.	20,880
2,266	International Business Machines Corp.	367,092
174	Lender Processing Services, Inc.	5,523
1,150	Paychex, Inc.	36,800
1,032	Total System Services, Inc.	17,967

		640,527

Life Sciences Tools & Services - 0.1%
611	Agilent Technologies, Inc.*	25,558
416	Charles River Laboratories International, Inc.*	15,953
1,123	Life Technologies Corp.*	60,968

		102,479

Machinery - 0.3%
320	Bucyrus International, Inc.	29,043
1,110	Caterpillar, Inc.	107,681
360	Cummins, Inc.	38,117
755	Deere & Co.	68,630
469	Donaldson Co., Inc.	27,483

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Machinery (continued) - 0.3%
661	Dover Corp.	$42,370
288	Eaton Corp.	31,093
780	Illinois Tool Works, Inc.	41,722
554	Ingersoll-Rand PLC	26,149
433	Navistar International Corp.*	28,080
638	PACCAR, Inc.	36,041
556	Parker Hannifin Corp.	49,712
346	Snap-On, Inc.	19,594
406	WABCO Holdings, Inc.*	23,710

		569,425

Marine - 0.0% †
250	Alexander & Baldwin, Inc.	10,030
325	Kirby Corp.*	15,191

		25,221

Media - 0.3%
57	Central European Media Enterprises Ltd.*	1,037
1,567	DIRECTV Class A*	66,425
997	Discovery Communications, Inc. Class A*	38,883
1,253	Dish Network Corp. Class A*	26,451
277	Lamar Advertising Co. Class A*	10,205
1,135	McGraw-Hill Cos, Inc.	44,242
4,035	News Corp. Class A	60,606
1,376	Omnicom Group, Inc.	61,755
1,348	Thomson Reuters Corp.	53,933
1,253	Time Warner Cable, Inc.	84,991
2,013	Time Warner, Inc.	63,309
2,361	Viacom, Inc. Class B	98,100
4,319	Walt Disney Co.	167,879

		777,816

Metals & Mining - 0.1%
684	AK Steel Holding Corp.	10,876
612	Allegheny Technologies, Inc.	39,896
1,949	Nucor Corp.	89,479
1,038	Southern Copper Corp.	46,523
547	United States Steel Corp.	31,545

		218,319

Multiline Retail - 0.0% †
433	Big Lots, Inc.*	13,765
752	Macy’s, Inc.	17,409
286	Sears Holdings Corp.*	21,556

		52,730

Multi-Utilities - 0.1%
417	Ameren Corp.	11,830
1,423	CMS Energy Corp.	27,748
1,053	Dominion Resources, Inc.	45,848
1,049	DTE Energy Co.	48,527
206	Integrys Energy Group, Inc.	9,804
2,294	PG&E Corp.	106,166
706	SCANA Corp.	29,843
533	Sempra Energy	27,753
497	Vectren Corp.	13,166

		320,685

Office Electronics - 0.0% †
6,007	Xerox Corp.	63,794

Oil, Gas & Consumable Fuels - 1.0%
215	Alpha Natural Resources, Inc.*	11,552
871	Anadarko Petroleum Corp.	67,137
595	Apache Corp.	71,019
3,558	Chevron Corp.	337,761
455	Cobalt International Energy, Inc.*	6,165
2,634	ConocoPhillips	188,226
785	Devon Energy Corp.	69,622
450	EOG Resources, Inc.	47,875
8,524	Exxon Mobil Corp.	687,716
476	Forest Oil Corp.*	18,469
521	Hess Corp.	43,827
1,258	Marathon Oil Corp.	57,491
643	Massey Energy Co.	40,419
354	Murphy Oil Corp.	23,470
1,423	Occidental Petroleum Corp.	137,576
941	Peabody Energy Corp.	59,678
863	Plains Exploration & Production Co.*	30,550
1,060	SandRidge Energy, Inc.*	7,886
362	Southern Union Co.	9,673
1,214	Southwestern Energy Co.*	47,953
3,485	Spectra Energy Corp.	91,412
870	Tesoro Corp.*	16,747
1,008	Valero Energy Corp.	25,563
312	Whiting Petroleum Corp.*	39,399
2,064	Williams Cos, Inc.	55,707

		2,192,893

Paper & Forest Products - 0.0% †
765	International Paper Co.	22,093

Personal Products - 0.0% †
1,074	Avon Products, Inc.	30,405

Pharmaceuticals - 0.6%
2,737	Abbott Laboratories	123,603
1,891	Allergan, Inc.	133,524
3,041	Bristol-Myers Squibb Co.	76,572
6,291	Eli Lilly & Co.	218,738
5,762	Johnson & Johnson	344,395
5,521	Merck & Co., Inc.	183,132
14,261	Pfizer, Inc.	259,835

		1,339,799

Professional Services - 0.0% †
315	Dun & Bradstreet Corp.	26,759

Real Estate Investment Trusts - 0.3%
73	Alexandria Real Estate Equities, Inc.	5,624
853	Boston Properties, Inc.	80,498
399	CommonWealth REIT	10,641
499	Equity Residential	27,041
186	Essex Property Trust, Inc.	21,576

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 0.3%
1,820	HCP, Inc.	$67,504
4,069	Host Hotels & Resorts, Inc.	75,317
2,507	Kimco Realty Corp.	45,352
742	Nationwide Health Properties, Inc.	27,862
793	Public Storage	86,421
1,007	UDR, Inc.	23,644
578	Ventas, Inc.	32,056
279	Vornado Realty Trust	24,577
745	Weingarten Realty Investors	18,267
4,984	Weyerhaeuser Co.	115,529

		661,909

Real Estate Management & Development - 0.0% †
1,767	CB Richard Ellis Group, Inc. Class A*	39,210
575	St. Joe Co.*	15,761

		54,971

Road & Rail - 0.1%
696	CSX Corp.	49,137
303	Landstar System, Inc.	12,553
1,656	Norfolk Southern Corp.	101,331
903	Union Pacific Corp.	85,451

		248,472

Semiconductors & Semiconductor Equipment - 0.4%
526	Altera Corp.	19,762
719	Analog Devices, Inc.	27,919
2,852	Atmel Corp.*	38,616
9,847	Intel Corp.	211,317
1,060	KLA-Tencor Corp.	46,725
1,393	Linear Technology Corp.	48,462
2,768	Marvell Technology Group Ltd.*	52,620
895	Maxim Integrated Products, Inc.	23,109
1,149	Microchip Technology, Inc.	41,904
3,543	NVIDIA Corp.*	84,748
1,094	Skyworks Solutions, Inc.*	34,756
6,723	Texas Instruments, Inc.	227,977
472	Varian Semiconductor Equipment Associates, Inc.*	20,980

		878,895

Software - 0.4%
3,258	Adobe Systems, Inc.*	107,677
453	Citrix Systems, Inc.*	28,621
286	Factset Research Systems, Inc.	28,829
449	McAfee, Inc.*	21,507
13,554	Microsoft Corp.	375,785
6,742	Oracle Corp.	215,946
387	Salesforce.com, Inc.*	49,977
3,797	Symantec Corp.*	66,865

		895,207

Specialty Retail - 0.2%
367	American Eagle Outfitters, Inc.	5,307
1,636	Bed Bath & Beyond, Inc.*	78,528
390	CarMax, Inc.*	12,733
842	Chico’s FAS, Inc.	9,195
548	Dick’s Sporting Goods, Inc.*	19,777
231	Guess?, Inc.	9,882
2,999	Home Depot, Inc.	110,273
1,661	Limited Brands, Inc.	48,568
2,552	Lowe’s Cos, Inc.	63,289
1,751	Office Depot, Inc.*	9,193
633	PetSmart, Inc.	25,472
3,270	Staples, Inc.	72,954

		465,171

Textiles, Apparel & Luxury Goods - 0.1%
1,075	Coach, Inc.	58,147
512	Hanesbrands, Inc.*	11,786
649	NIKE, Inc. Class B	53,530
351	Polo Ralph Lauren Corp. Class A	37,620

		161,083

Thrifts & Mortgage Finance - 0.0% †
1,297	First Niagara Financial Group, Inc.	18,002
2,701	New York Community Bancorp, Inc.	49,482
2,296	People’s United Financial, Inc.	29,642

		97,126

Tobacco - 0.1%
3,692	Altria Group, Inc.	86,799
264	Lorillard, Inc.	19,863
3,283	Philip Morris International, Inc.	187,919

		294,581

Trading Companies & Distributors - 0.0% †
230	Fastenal Co.	13,354
388	W.W. Grainger, Inc.	51,010

		64,364

Wireless Telecommunication Services - 0.1%
712	American Tower Corp. Class A*	36,212
1,788	Crown Castle International Corp.*	75,400
5,209	Sprint Nextel Corp.*	23,545
96	US Cellular Corp.*	4,679

		139,836

	TOTAL COMMON STOCKS (Cost $22,746,533)	$23,135,332

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 90.4%
Money Market Funds- 90.4%
210,094,951	Goldman Sachs Financial Square Government Fund, 0.10% (a)	$210,094,951

	TOTAL SHORT TERM INVESTMENTS (Cost $210,094,951)	$210,094,951

	TOTAL INVESTMENTS (Cost $232,841,484) - 100.4% (b)	$233,230,283
	Liabilities in Excess of Other Assets - (0.4%)	(862,478)

	TOTAL NET ASSETS - 100.0%	$232,367,805

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,453,331.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	Russell 1000 Index	122,050	$85,396,506	2/24/2011	$1,667,374
BNP Paribas	Russell 1000 Index	90,850	60,256,963	10/20/2011-3/22/2012	4,668,181
Citibank N.A.	Russell 1000 Index	70,000	44,969,092	1/20/2012	5,105,266
Morgan Stanley Capital Services	Russell 1000 Index	102,600	73,693,476	2/22/2012	(535,888)
Credit Suisse Capital, LLC	Russell 1000 Index	490,200	352,134,800	7/27/2012	(2,632,132)
Deutsche Bank AG London	Russell 1000 Index	69,630	46,094,388	8/21/2014	3,655,213

			$662,545,225		$11,928,014

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 129.3%
Money Market Funds - 129.3%
257,836,818	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$257,836,818

	TOTAL SHORT TERM INVESTMENTS (Cost $257,836,818)	$257,836,818

	TOTAL INVESTMENTS (Cost $257,836,818) - 129.3%	$257,836,818
	Liabilities in Excess of Other Assets - (29.3%)	(58,395,227)
	TOTAL NET ASSETS - 100.0%	$199,441,591

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $174,409,067.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	Russell 1000 Index	54,350	$38,592,614	2/24/2011	$(166,551)
Credit Suisse Capital, LLC	Russell 1000 Index	481,600	303,616,916	11/7/2011	(43,658,301)
BNP Paribas	Russell 1000 Index	38,350	26,442,103	12/22/2011-3/22/2012	(950,008)
Citibank N.A.	Russell 1000 Index	170,000	102,077,130	1/17/2012	(20,169,730)
Morgan Stanley Capital Services	Russell 1000 Index	91,500	65,720,790	2/22/2012	458,926
Deutsche Bank AG London	Russell 1000 Index	3,480	2,499,170	6/30/2014	13,141
			$538,948,723		$(64,472,523)

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 17.5%
Aerospace & Defense - 0.3%
290	Goodrich Corp.	$26,280
1,492	ITT Corp.	87,909
366	Rockwell Collins, Inc.	23,475

		137,664

Air Freight & Logistics - 0.3%
1,350	C.H. Robinson Worldwide, Inc.	104,072
494	Expeditors International of Washington, Inc.	25,031
826	UTI Worldwide, Inc.	18,089

		147,192

Airlines - 0.1%
1,911	Delta Air Lines, Inc.*	22,301
3,628	Southwest Airlines Co.	42,992
391	United Continental Holdings, Inc.*	9,932

		75,225

Auto Components - 0.2%
196	Autoliv, Inc.	15,053
394	BorgWarner, Inc.*	26,555
639	TRW Automotive Holdings Corp.*	38,123

		79,731

Automobiles - 0.0% †
548	Harley-Davidson, Inc.	21,728

Beverages - 0.2%
246	Brown-Forman Corp. Class B	16,322
741	Coca-Cola Enterprises, Inc.	18,644
424	Constellation Brands, Inc. Class A*	8,149
1,174	Dr Pepper Snapple Group, Inc.	41,595
539	Hansen Natural Corp.*	30,529

		115,239

Biotechnology - 0.1%
479	Myriad Genetics, Inc.*	9,561
403	United Therapeutics Corp.*	27,396
469	Vertex Pharmaceuticals, Inc.*	18,239

		55,196

Building Products - 0.0% †
162	Armstrong World Industries, Inc.*	6,579
835	Masco Corp.	11,122

		17,701

Capital Markets - 0.4%
364	Affiliated Managers Group, Inc.*	37,066
598	Ameriprise Financial, Inc.	36,867
1,155	Ares Capital Corp.	19,392
240	Greenhill & Co., Inc.	16,661
1,492	Janus Capital Group, Inc.	19,262
270	Jefferies Group, Inc.	6,752
215	Lazard Ltd. Class A	8,970
611	T. Rowe Price Group, Inc.	40,277
367	Waddell & Reed Financial, Inc. Class A	13,256

		198,503

Chemicals - 0.6%
742	Albemarle Corp.	41,671
1,273	Celanese Corp. Class A	52,817
165	CF Industries Holdings, Inc.	22,282
277	Eastman Chemical Co.	25,722
170	FMC Corp.	12,930
1,536	Huntsman Corp.	26,742
186	International Flavors & Fragrances, Inc.	10,611
366	Intrepid Potash, Inc.*	13,227
157	Lubrizol Corp.	16,871
386	PPG Industries, Inc.	32,532
329	Scotts Miracle-Gro Co. Class A	16,999
215	Sherwin-Williams Co.	18,217
283	Sigma-Aldrich Corp.	18,013

		308,634

Commercial Banks - 0.5%
465	CIT Group, Inc.*	22,176
370	City National Corp.	21,382
1,436	Comerica, Inc.	54,855
345	East West Bancorp, Inc.	7,490
1,847	Fifth Third Bancorp	27,465
2,044	KeyCorp	18,192
263	M&T Bank Corp.	22,742
3,790	Regions Financial Corp.	26,909
1,163	SunTrust Banks, Inc.	35,390
3,848	Synovus Financial Corp.	10,159
1,157	TCF Financial Corp.	17,285
1,309	Valley National Bancorp	17,711

		281,756

Commercial Services & Supplies - 0.3%
1,269	Iron Mountain, Inc.	30,951
1,689	Pitney Bowes, Inc.	41,009
1,680	R.R. Donnelley & Sons Co.	29,769
2,088	Republic Services, Inc.	64,394

		166,123

Communications Equipment - 0.1%
334	Ciena Corp.*	7,358
186	F5 Networks, Inc.*	20,159
302	Harris Corp.	14,055
1,756	JDS Uniphase Corp.*	29,799
895	Tellabs, Inc.	4,744

		76,115

Computers & Peripherals - 0.1%
639	Lexmark International, Inc. Class A*	22,263
535	SanDisk Corp.*	24,273

		46,536

Construction & Engineering - 0.1%
235	Aecom Technology Corp.*	6,878
856	KBR, Inc.	27,478
342	Shaw Group, Inc.*	12,917

		47,273

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Construction Materials - 0.0% †
295	Eagle Materials, Inc.	$8,555

Consumer Finance - 0.1%
1,265	Discover Financial Services	26,046

Containers & Packaging - 0.2%
159	AptarGroup, Inc.	7,642
215	Ball Corp.	15,293
255	Bemis Co., Inc.	8,300
376	Crown Holdings, Inc.*	12,544
578	Owens-Illinois, Inc.*	17,045
241	Packaging Corp. of America	6,808
1,299	Sealed Air Corp.	34,670

		102,302

Distributors - 0.0% †
367	Genuine Parts Co.	18,992

Diversified Consumer Services - 0.1%
299	Apollo Group, Inc. Class A*	12,340
296	DeVry, Inc.	15,424

		27,764

Diversified Financial Services - 0.2%
297	Interactive Brokers Group, Inc. Class A*	4,802
171	IntercontinentalExchange, Inc.*	20,604
453	Leucadia National Corp.	14,731
478	Moody’s Corp.	14,039
255	MSCI, Inc. Class A*	8,729
733	NASDAQ OMX Group, Inc.*	17,944

		80,849

Diversified Telecommunication Services - 0.2%
1,397	CenturyLink, Inc.	60,406
3,686	Windstream Corp.	47,218

		107,624

Electric Utilities - 0.4%
1,378	Allegheny Energy, Inc.	35,525
758	Edison International	27,500
1,417	FirstEnergy Corp.	55,433
291	ITC Holdings Corp.	19,119
1,913	NV Energy, Inc.	27,490
1,137	Pepco Holdings, Inc.	21,114
669	Progress Energy, Inc.	30,051

		216,232

Electrical Equipment - 0.3%
390	Cooper Industries PLC	23,891
425	General Cable Corp.*	15,729
487	Hubbell, Inc. Class B	29,824
313	Regal-Beloit Corp.	20,890
763	Roper Industries, Inc.	59,278

		149,612

Electronic Equipment, Instruments & Components - 0.3%
807	Amphenol Corp. Class A	44,659
1,412	Avnet, Inc.*	50,296
124	Dolby Laboratories, Inc. Class A*	7,403
94	Itron, Inc.*	5,454
1,400	Vishay Intertechnology, Inc.*	23,100

		130,912

Energy Equipment & Services - 0.4%
570	Cameron International Corp.*	30,381
515	Exterran Holdings, Inc.*	12,777
283	FMC Technologies, Inc.*	26,602
219	Helmerich & Payne, Inc.	12,862
449	Oceaneering International, Inc.*	34,676
1,251	Patterson-UTI Energy, Inc.	29,198
728	Rowan Cos, Inc.*	24,956
1,722	Weatherford International Ltd.*	40,846

		212,298

Food & Staples Retailing - 0.1%
425	BJ’s Wholesale Club, Inc.*	18,674
903	Safeway, Inc.	18,683
1,102	SUPERVALU, Inc.	8,034
325	Whole Foods Market, Inc.	16,806

		62,197

Food Products - 0.4%
1,034	ConAgra Foods, Inc.	23,089
175	Corn Products International, Inc.	8,073
420	Dean Foods Co.*	4,263
736	H.J. Heinz Co.	34,960
563	Hormel Foods Corp.	27,812
687	McCormick & Co., Inc.	30,366
474	Mead Johnson Nutrition Co. Class A	27,478
3,072	Sara Lee Corp.	52,132
319	Smithfield Foods, Inc.*	6,351
694	Tyson Foods, Inc. Class A	11,416

		225,940

Gas Utilities - 0.1%
633	AGL Resources, Inc.	23,231
1,124	Questar Corp.	19,591

		42,822

Health Care Equipment & Supplies - 0.4%
212	Beckman Coulter, Inc.	15,266
3,527	Boston Scientific Corp.*	24,618
222	C.R. Bard, Inc.	20,946
345	Cooper Cos, Inc.	19,782
856	DENTSPLY International, Inc.	30,371
264	Edwards Lifesciences Corp.*	22,253
353	IDEXX Laboratories, Inc.*	25,310
92	Intuitive Surgical, Inc.*	29,708
465	Thoratec Corp.*	10,969
288	Varian Medical Systems, Inc.*	19,460

		218,683

Health Care Providers & Services - 0.5%
657	AmerisourceBergen Corp.	23,560
698	Brookdale Senior Living, Inc.*	15,251
698	CIGNA Corp.	29,330

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Health Care Providers & Services (continued) - 0.5%
845	DaVita, Inc.*	$62,403
240	Emergency Medical Services Corp. Class A*	16,200
807	Health Net, Inc.*	23,024
1,002	Humana, Inc.*	58,086
243	Laboratory Corp. of America Holdings*	21,848
346	Quest Diagnostics, Inc.	19,705
700	VCA Antech, Inc.*	16,044

		285,451

Health Care Technology - 0.1%
528	Allscripts-Misys Healthcare Solutions, Inc.*	11,146
536	Cerner Corp.*	52,984

		64,130

Hotels, Restaurants & Leisure - 0.3%
145	Chipotle Mexican Grill, Inc.*	31,743
268	Hyatt Hotels Corp. Class A*	13,022
1,387	International Game Technology	23,815
631	Marriott International, Inc. Class A	24,918
636	MGM Resorts International*	9,432
764	Wendy’s/Arby’s Group, Inc. Class A	3,690
1,456	Wyndham Worldwide Corp.	40,957
177	Wynn Resorts Ltd.	20,591

		168,168

Household Durables - 0.4%
355	Fortune Brands, Inc.	21,896
258	Garmin Ltd.	7,954
626	KB Home	9,290
540	Lennar Corp. Class A	10,455
307	M.D.C. Holdings, Inc.	9,489
220	Mohawk Industries, Inc.*	12,221
2,264	Newell Rubbermaid, Inc.	43,582
51	NVR, Inc.*	39,015
451	Toll Brothers, Inc.*	9,128
254	Whirlpool Corp.	21,717

		184,747

Household Products - 0.1%
578	Church & Dwight Co., Inc.	39,772
327	Clorox Co.	20,565
162	Energizer Holdings, Inc.*	11,784

		72,121

Independent Power Producers & Energy Traders - 0.2%
4,454	AES Corp.*	55,229
1,504	Constellation Energy Group, Inc.	48,504
159	Ormat Technologies, Inc.	4,891

		108,624

Industrial Conglomerates - 0.0% †
495	Carlisle Cos, Inc.	18,666

Insurance - 0.9%
56	Alleghany Corp.*	17,292
742	American International Group, Inc.*	29,940
626	Aon Corp.	28,633
629	Aspen Insurance Holdings Ltd.	18,901
809	Assurant, Inc.	31,737
1,393	Assured Guaranty Ltd.	20,143
1,030	Axis Capital Holdings Ltd.	36,647
342	Cincinnati Financial Corp.	10,958
1,171	Fidelity National Financial, Inc. Class A	15,750
1,137	Genworth Financial, Inc. Class A*	15,429
1,031	Hartford Financial Services Group, Inc.	28,641
1,849	Lincoln National Corp.	53,325
1,260	Marsh & McLennan Cos, Inc.	35,129
1,962	Old Republic International Corp.	23,995
189	OneBeacon Insurance Group Ltd. Class A	2,599
1,558	Progressive Corp.	30,864
670	Protective Life Corp.	18,472
230	RenaissanceRe Holdings Ltd.	15,093
386	StanCorp Financial Group, Inc.	17,219
193	Torchmark Corp.	12,024
773	Unum Group	19,279
37	White Mountains Insurance Group Ltd.	12,580

		494,650

Internet & Catalog Retail - 0.1%
1,625	Liberty Media Corp. - Interactive Class A*	25,740
109	priceline.com, Inc.*	46,709

		72,449

Internet Software & Services - 0.1%
399	Akamai Technologies, Inc.*	19,280
483	AOL, Inc.*	11,360

		30,640

IT Services - 0.3%
1,678	Amdocs Ltd.*	48,897
808	Convergys Corp.*	11,506
800	CoreLogic, Inc.	16,040
772	Fidelity National Information Services, Inc.	23,492
719	SAIC, Inc.*	11,914
389	Teradata Corp.*	16,723
1,560	Western Union Co.	31,637

		160,209

Leisure Equipment & Products - 0.1%
304	Hasbro, Inc.	13,403
850	Mattel, Inc.	20,128

		33,531

Life Sciences Tools & Services - 0.3%
283	Illumina, Inc.*	19,623
925	Life Technologies Corp.*	50,218

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Life Sciences Tools & Services (continued) - 0.3%
253	Mettler-Toledo International, Inc.*	$37,745
192	Techne Corp.	13,239
756	Waters Corp.*	57,751

		178,576

Machinery - 0.7%
614	Bucyrus International, Inc.	55,727
114	CNH Global NV*	5,521
465	Cummins, Inc.	49,234
391	Eaton Corp.	42,212
426	Gardner Denver, Inc.	30,732
492	Graco, Inc.	20,900
748	Ingersoll-Rand PLC	35,306
319	Pall Corp.	17,676
374	Parker Hannifin Corp.	33,439
275	Toro Co.	16,725
279	Trinity Industries, Inc.	7,781
524	WABCO Holdings, Inc.*	30,602

		345,855

Marine - 0.1%
335	Alexander & Baldwin, Inc.	13,440
440	Kirby Corp.*	20,566

		34,006

Media - 0.5%
1,094	Cablevision Systems Corp. Class A	37,032
1,580	CBS Corp. Class B	31,331
332	Clear Channel Outdoor Holdings, Inc. Class A*	4,612
659	Discovery Communications, Inc. Class A*	25,701
931	Dish Network Corp. Class A*	19,653
602	Dreamworks Animation SKG, Inc. Class A*	16,898
1,210	Gannett Co., Inc.	17,835
1,139	Interpublic Group of Cos, Inc.*	12,176
1,182	Liberty Global, Inc. Class A*	47,942
734	McGraw-Hill Cos, Inc.	28,611
49	Morningstar, Inc.	2,618
729	Scripps Networks Interactive, Inc. Class A	33,899

		278,308

Metals & Mining - 0.1%
256	AK Steel Holding Corp.	4,071
152	Carpenter Technology Corp.	6,255
388	Royal Gold, Inc.	18,003
231	Titanium Metals Corp.*	4,354
334	United States Steel Corp.	19,262

		51,945

Multiline Retail - 0.1%
659	Big Lots, Inc.*	20,950
163	Dollar General Corp.*	4,533
844	J.C. Penney Co., Inc.	27,067
982	Macy’s, Inc.	22,733

		75,283

Multi-Utilities - 0.3%
1,885	Ameren Corp.	53,478
879	Consolidated Edison, Inc.	43,871
920	SCANA Corp.	38,888
575	Sempra Energy	29,940

		166,177

Office Electronics - 0.1%
3,204	Xerox Corp.	34,027

Oil, Gas & Consumable Fuels - 1.3%
1,321	Arch Coal, Inc.	45,244
1,712	CONSOL Energy, Inc.	85,086
929	Denbury Resources, Inc.*	18,905
1,634	El Paso Corp.	25,948
420	Frontline Ltd.	10,891
363	Holly Corp.	17,812
447	Murphy Oil Corp.	29,636
309	Newfield Exploration Co.*	22,610
869	Noble Energy, Inc.	79,166
625	Peabody Energy Corp.	39,638
703	PetroHawk Energy Corp.*	14,095
733	Pioneer Natural Resources Co.	69,752
371	Range Resources Corp.	18,502
1,396	SandRidge Energy, Inc.*	10,386
513	SM Energy Co.	31,888
1,508	Spectra Energy Corp.	39,555
981	Sunoco, Inc.	41,644
347	Teekay Corp.	11,749
1,149	Tesoro Corp.*	22,118
1,314	Valero Energy Corp.	33,323

		667,948

Paper & Forest Products - 0.1%
1,016	International Paper Co.	29,342
1,390	MeadWestvaco Corp.	39,796

		69,138

Personal Products - 0.1%
995	Avon Products, Inc.	28,168
254	Estee Lauder Cos, Inc. Class A	20,447

		48,615

Pharmaceuticals - 0.1%
702	Forest Laboratories, Inc.*	22,646
385	Hospira, Inc.*	21,264
718	Mylan, Inc.*	16,629
260	Watson Pharmaceuticals, Inc.*	14,175

		74,714

Real Estate Investment Trusts - 1.2%
359	Alexandria Real Estate Equities, Inc.	27,657
391	AMB Property Corp.	13,118
2,555	Annaly Capital Management, Inc.	45,556
951	Apartment Investment & Management Co. Class A	24,307
1,130	Boston Properties, Inc.	106,638

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 1.2%
521	BRE Properties, Inc.	$23,263
378	Corporate Office Properties Trust	13,816
182	Digital Realty Trust, Inc.	9,901
1,825	Duke Realty Corp.	25,002
657	Equity Residential	35,603
246	Essex Property Trust, Inc.	28,536
143	Federal Realty Investment Trust	11,501
684	HCP, Inc.	25,370
1,010	Health Care REIT, Inc.	49,571
1,532	Host Hotels & Resorts, Inc.	28,357
2,754	Kimco Realty Corp.	49,820
301	Macerich Co.	14,647
185	Mack-Cali Realty Corp.	6,479
135	Taubman Centers, Inc.	7,067
364	Ventas, Inc.	20,187
375	Vornado Realty Trust	33,034
1,494	Weyerhaeuser Co.	34,631

		634,061

Real Estate Management & Development - 0.1%
341	Jones Lang LaSalle, Inc.	30,226
525	St. Joe Co.*	14,391

		44,617

Semiconductors & Semiconductor Equipment - 1.0%
1,399	Advanced Micro Devices, Inc.*	10,954
2,103	Altera Corp.	79,010
944	Analog Devices, Inc.	36,655
569	Atheros Communications, Inc.*	25,372
302	Cree, Inc.*	15,248
1,008	Intersil Corp. Class A	15,241
395	KLA-Tencor Corp.	17,412
883	Lam Research Corp.*	44,053
521	Linear Technology Corp.	18,126
1,261	Marvell Technology Group Ltd.*	23,972
1,435	Maxim Integrated Products, Inc.	37,052
1,499	Microchip Technology, Inc.	54,668
3,701	Micron Technology, Inc.*	39,008
1,222	National Semiconductor Corp.	18,525
223	Novellus Systems, Inc.*	8,044
1,499	NVIDIA Corp.*	35,856
607	Varian Semiconductor Equipment Associates, Inc.*	26,981

		506,177

Software - 0.6%
1,235	Autodesk, Inc.*	50,240
421	BMC Software, Inc.*	20,082
903	CA, Inc.	21,491
431	Citrix Systems, Inc.*	27,230
380	Factset Research Systems, Inc.	38,304
652	Intuit, Inc.*	30,598
884	McAfee, Inc.*	42,344
1,058	Nuance Communications, Inc.*	21,509
472	Rovi Corp.*	29,151
265	Salesforce.com, Inc.*	34,222

		315,171

Specialty Retail - 0.6%
591	Aaron’s, Inc.	11,341
635	Advance Auto Parts, Inc.	40,602
215	Aeropostale, Inc.*	5,186
611	Bed Bath & Beyond, Inc.*	29,328
518	CarMax, Inc.*	16,913
1,456	Chico’s FAS, Inc.	15,900
1,244	GameStop Corp. Class A*	26,211
526	Guess?, Inc.	22,502
901	Limited Brands, Inc.	26,345
276	PetSmart, Inc.	11,106
285	Ross Stores, Inc.	18,582
1,028	Tiffany & Co.	59,758
591	Tractor Supply Co.	30,324
674	Williams-Sonoma, Inc.	21,703

		335,801

Textiles, Apparel & Luxury Goods - 0.2%
708	Coach, Inc.	38,296
776	Hanesbrands, Inc.*	17,863
131	Polo Ralph Lauren Corp. Class A	14,040
205	VF Corp.	16,958

		87,157

Thrifts & Mortgage Finance - 0.1%
1,011	New York Community Bancorp, Inc.	18,522
651	TFS Financial Corp.	6,347

		24,869

Tobacco - 0.1%
353	Lorillard, Inc.	26,560

Trading Companies & Distributors - 0.1%
788	Fastenal Co.	45,751
353	MSC Industrial Direct Co., Inc. Class A	20,979

		66,730

Water Utilities - 0.0% †
408	American Water Works Co., Inc.	10,404

Wireless Telecommunication Services - 0.1%
1,395	Clearwire Corp. Class A*	7,380
141	Leap Wireless International, Inc.*	1,971
584	MetroPCS Communications, Inc.*	7,551
544	SBA Communications Corp. Class A*	22,195
432	Telephone & Data Systems, Inc.	15,444

		54,541

	TOTAL COMMON STOCKS (Cost $6,748,505)	$9,229,510

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 86.4%
Money Market Funds- 86.4%
45,567,505	Goldman Sachs Financial Square Government Fund, 0.10% (a)	$45,567,505

	TOTAL SHORT TERM INVESTMENTS (Cost $45,567,505)	$45,567,505

	TOTAL INVESTMENTS (Cost $52,316,010) - 103.9% (b)	$54,797,015
	Liabilities in Excess of Other Assets - (3.9%)	(2,061,684)

	TOTAL NET ASSETS - 100.0%	$52,735,331

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,713,846.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell Midcap Index	52,015	$38,335,445	2/28/2011	$15,955,928
BNP Paribas	Russell Midcap Index	45,795	39,946,138	9/22/2011-12/22/2011	7,310,281
Morgan Stanley Capital Services	Russell Midcap Index	43,580	45,189,956	2/22/2012	(373,902)
Merrill Lynch International	Russell Midcap Index	3,530	3,657,615	7/27/2012	(27,737)

			$127,129,154		$22,864,570

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 113.3%
Money Market Funds - 113.3%
13,065,598	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$13,065,598

	TOTAL SHORT TERM INVESTMENTS (Cost $13,065,598)	$13,065,598

	TOTAL INVESTMENTS (Cost $13,065,598) - 113.3%	$13,065,598
	Liabilities in Excess of Other Assets - (13.3%)	(1,531,534)

	TOTAL NET ASSETS - 100.0%	$11,534,064

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,694,949.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
BNP Paribas	Russell Midcap Index	7,545	$6,697,135	12/22/2011	$(1,106,462)
Morgan Stanley Capital Services	Russell Midcap Index	2,010	2,047,057	2/22/2012	(20,248)
Credit Suisse Capital, LLC	Russell Midcap Index	24,105	24,425,114	7/11/2012	(369,228)

			$33,169,306		$(1,495,938)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 7.8%
Aerospace & Defense - 0.2%
2,727	Aerovironment, Inc.*	$76,901
670	American Science & Engineering, Inc.	58,290
2,609	Cubic Corp.	127,189
1,892	Curtiss-Wright Corp.	65,652
8,626	GenCorp, Inc.*	44,251
1,513	HEICO Corp.	79,115
2,276	Herley Industries, Inc.*	37,395
12,008	Hexcel Corp.*	228,392
992	Kratos Defense & Security Solutions, Inc.*	13,908
5,665	Moog, Inc. Class A*	241,556
3,578	Teledyne Technologies, Inc.*	169,275
866	Triumph Group, Inc.	83,162

		1,225,086

Air Freight & Logistics - 0.0%†
2,133	Atlas Air Worldwide Holdings, Inc.*	108,378
1,606	Dynamex, Inc.*	39,973

		148,351

Airlines - 0.0%†
3,713	Alaska Air Group, Inc.*	219,958
5,711	Republic Airways Holdings, Inc.*	36,665

		256,623

Auto Components - 0.0%†
4,021	Cooper Tire & Rubber Co.	91,920
3,916	Tenneco, Inc.*	161,848

		253,768

Biotechnology - 0.3%
4,780	Acorda Therapeutics, Inc.*	104,921
3,079	Affymax, Inc.*	20,506
10,584	Alkermes, Inc.*	136,639
12,987	Allos Therapeutics, Inc.*	43,636
847	AMAG Pharmaceuticals, Inc.*	15,077
12,526	Arena Pharmaceuticals, Inc.*	19,791
5,759	ArQule, Inc.*	35,303
8,767	Array BioPharma, Inc.*	25,424
13,525	Celera Corp.*	83,652
1,965	Celldex Therapeutics, Inc.*	7,270
3,007	Cubist Pharmaceuticals, Inc.*	65,974
1,239	Emergent Biosolutions, Inc.*	26,316
13,435	Exelixis, Inc.*	116,481
2,317	Genomic Health, Inc.*	51,600
10,755	Halozyme Therapeutics, Inc.*	71,736
8,116	Inhibitex, Inc.*	18,464
13,221	Inovio Pharmaceuticals, Inc.*	16,791
4,865	Isis Pharmaceuticals, Inc.*	44,272
3,266	Keryx Biopharmaceuticals, Inc.*	13,064
3,236	Ligand Pharmaceuticals, Inc. Class B*	28,153
5,484	Martek Biosciences Corp.*	172,252
4,221	Medivation, Inc.*	59,432
14,011	Novavax, Inc.*	30,264
5,131	NPS Pharmaceuticals, Inc.*	51,336
5,017	Pharmacyclics, Inc.*	25,336
8,578	Rigel Pharmaceuticals, Inc.*	57,687
8,363	Savient Pharmaceuticals, Inc.*	77,190
8,173	Spectrum Pharmaceuticals, Inc.*	49,038
7,725	Theravance, Inc.*	162,534

		1,630,139

Building Products - 0.0%†
1,104	American Woodmark Corp.	20,590
2,684	Apogee Enterprises, Inc.	34,329
2,884	Insteel Industries, Inc.	32,935
2,653	Quanex Building Products Corp.	51,707
1,639	Simpson Manufacturing Co, Inc.	48,760

		188,321

Capital Markets - 0.1%
1,067	Arlington Asset Investment Corp. Class A	26,846
4,676	BlackRock Kelso Capital Corp.	53,774
427	Capital Southwest Corp.	41,654
371	Diamond Hill Investment Group*	25,339
2,162	Epoch Holding Corp.	32,127
1,353	Gladstone Investment Corp.	9,566
7,536	Gleacher & Co, Inc.*	16,014
1,919	Harris & Harris Group, Inc.*	9,768
4,889	Hercules Technology Growth Capital, Inc.	51,334
3,151	HFF, Inc. Class A*	39,734
6,004	Internet Capital Group, Inc.*	73,129
2,226	Investment Technology Group, Inc.*	41,025
6,144	LaBranche & Co, Inc.*	23,101
12,675	MCG Capital Corp.	86,190
4,016	MVC Capital, Inc.	55,903
2,536	Stifel Financial Corp.*	162,710
1,992	Triangle Capital Corp.	39,760
817	Virtus Investment Partners, Inc.*	39,437

		827,411

Chemicals - 0.2%
4,654	Balchem Corp.	156,607
4,470	Ferro Corp.*	68,927
1,114	Innophos Holdings, Inc.	36,951
1,833	Kraton Performance Polymers, Inc.*	57,538
3,135	Minerals Technologies, Inc.	197,568
519	NewMarket Corp.	65,840
3,262	Olin Corp.	63,511
3,937	OM Group, Inc.*	142,441
7,360	Omnova Solutions, Inc.*	51,741
5,694	Rockwood Holdings, Inc.*	231,120
6,130	Sensient Technologies Corp.	207,868
402	Stepan Co.	29,153

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Chemicals (continued) - 0.2%
2,376	STR Holdings, Inc.*	$43,433
1,012	Westlake Chemical Corp.	39,185
1,721	Zoltek Cos, Inc.*	19,241

		1,411,124

Commercial Banks - 0.4%
3,621	1st United Bancorp, Inc.*	23,718
344	American National Bankshares, Inc.	7,076
1,320	Ames National Corp.	23,826
1,592	Arrow Financial Corp.	36,107
4,549	Banco Latinoamericano de Comercio Exterior SA Class E	78,652
529	Bryn Mawr Bank Corp.	9,511
3,660	Centerstate Banks, Inc.	26,864
4,049	Chemical Financial Corp.	84,057
1,980	Citizens & Northern Corp.	30,967
1,457	City Holding Co.	50,704
5,380	CoBiz Financial, Inc.	34,324
6,483	Columbia Banking System, Inc.	130,308
6,489	First Commonwealth Financial Corp.	41,724
2,972	First Financial Bancorp	50,227
1,566	First Merchants Corp.	14,188
1,619	Heritage Financial Corp.*	23,071
845	Hudson Valley Holding Corp.	18,970
3,971	Investors Bancorp, Inc.*	52,894
2,669	Lakeland Financial Corp.	54,928
767	Merchants Bancshares, Inc.	21,069
2,213	Metro Bancorp, Inc.*	26,622
1,957	OmniAmerican Bancorp, Inc.*	29,257
2,948	Oriental Financial Group, Inc.	34,845
1,585	PacWest Bancorp	31,272
1,749	Park National Corp.	113,895
305	Penns Woods Bancorp, Inc.	11,868
1,720	Peoples Bancorp, Inc.	23,375
1,372	Pinnacle Financial Partners, Inc.*	18,879
507	Porter Bancorp, Inc.	4,809
2,430	Prosperity Bancshares, Inc.	98,294
1,577	Sierra Bancorp	17,016
3,392	Signature Bank*	177,198
4,873	SVB Financial Group*	255,686
2,582	TowneBank	38,472
5,298	Trustmark Corp.	127,099
3,252	UMB Financial Corp.	132,194
2,426	United Bankshares, Inc.	68,413
6,314	United Community Banks, Inc.*	10,734
2,736	Univest Corp. of Pennsylvania	47,155
3,304	Virginia Commerce Bancorp, Inc.*	19,857
5,353	Webster Financial Corp.	122,477
8,090	West Coast Bancorp*	26,293
2,423	Westamerica Bancorporation	121,150
4,966	Whitney Holding Corp.	66,097
3,236	Wilshire Bancorp, Inc.	20,775

		2,456,917

Commercial Services & Supplies - 0.2%
4,258	ABM Industries, Inc.	109,431
6,063	American Reprographics Co.*	48,928
4,097	Casella Waste Systems, Inc. Class A*	32,858
2,849	Clean Harbors, Inc.*	256,524
155	CompX International, Inc.	2,108
6,756	Deluxe Corp.	165,184
2,566	Ennis, Inc.	42,672
3,445	Kimball International, Inc. Class B	23,202
1,698	Multi-Color Corp.	28,221
4,822	Rollins, Inc.	91,570
1,833	Schawk, Inc.	33,434
2,521	Standard Parking Corp.*	45,353
3,967	Steelcase, Inc. Class A	40,543
4,398	Tetra Tech, Inc.*	101,792
3,029	United Stationers, Inc.*	188,646

		1,210,466

Communications Equipment - 0.2%
3,841	ADTRAN, Inc.	157,980
6,555	Arris Group, Inc.*	81,806
3,711	Aviat Networks, Inc.*	19,260
8,292	BigBand Networks, Inc.*	21,974
919	Black Box Corp.	32,340
1,303	DG FastChannel, Inc.*	35,715
3,078	Finisar Corp.*	102,498
4,540	Infinera Corp.*	33,301
2,849	InterDigital, Inc.	137,179
2,373	KVH Industries, Inc.*	28,832
5,973	Network Engines, Inc.*	10,871
4,987	Network Equipment Technologies, Inc.*	24,636
7,755	Oclaro, Inc.*	107,640
4,951	Plantronics, Inc.	175,265
5,201	Riverbed Technology, Inc.*	186,560
34,367	Sonus Networks, Inc.*	94,509
3,548	Tekelec*	40,713

		1,291,079

Computers & Peripherals - 0.0%†
1,488	Avid Technology, Inc.*	24,775
3,882	Hutchinson Technology, Inc.*	12,850
4,588	Immersion Corp.*	27,115
11,044	Quantum Corp.*	29,708
2,324	Xyratex Ltd.*	30,979

		125,427

Construction & Engineering - 0.0%†
1,258	Argan, Inc.*	11,662
4,944	Comfort Systems USA, Inc.	62,937
3,413	EMCOR Group, Inc.*	103,346
1,531	Northwest Pipe Co.*	33,483
1,877	Orion Marine Group, Inc.*	21,998
2,711	Pike Electric Corp.*	22,420

		255,846

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Construction Materials - 0.0%†
2,513	Texas Industries, Inc.	$99,842
459	United States Lime & Minerals, Inc.*	18,259

		118,101

Consumer Finance - 0.1%
9,088	Advance America Cash Advance Centers, Inc.	55,619
3,449	Cash America International, Inc.	138,753
2,510	First Cash Financial Services, Inc.*	82,805
2,136	Nelnet, Inc. Class A	47,889
2,723	World Acceptance Corp.*	152,924

		477,990

Containers & Packaging - 0.1%
3,553	Myers Industries, Inc.	32,474
6,720	Silgan Holdings, Inc.	250,858

		283,332

Distributors - 0.0%†
2,878	Audiovox Corp. Class A*	20,664
6,562	Pool Corp.	159,982

		180,646

Diversified Consumer Services - 0.1%
948	American Public Education, Inc.*	31,815
1,205	Bridgepoint Education, Inc.*	22,003
671	Capella Education Co.*	38,415
1,613	Coinstar, Inc.*	66,762
1,020	Learning Tree International, Inc.*	8,853
501	National American University Holdings, Inc.	3,392
3,647	Regis Corp.	61,124
2,469	Steiner Leisure Ltd.*	109,426

		341,790

Diversified Financial Services - 0.0%†
2,476	Asset Acceptance Capital Corp.*	15,005
7,461	PHH Corp.*	178,243
2,694	Primus Guaranty, Ltd.*	12,904

		206,152

Diversified Telecommunication Services - 0.1%
1,836	Alaska Communications Systems Group, Inc.	16,891
4,989	Global Crossing Ltd.*	66,503
11,522	Globalstar, Inc.*	15,440
2,339	IDT Corp. Class B	53,867
5,596	Iridium Communications, Inc.*	42,977
2,039	Neutral Tandem, Inc.*	30,830
2,485	Premiere Global Services, Inc.*	15,482
12,890	Vonage Holdings Corp.*	42,279

		284,269

Electric Utilities - 0.1%
1,976	Central Vermont Public Service Corp.	42,425
2,520	Cleco Corp.	78,775
3,856	MGE Energy, Inc.	156,939
7,994	Portland General Electric Co.	178,586

		456,725

Electrical Equipment - 0.1%
4,079	Advanced Battery Technologies, Inc.*	15,215
2,314	American Superconductor Corp.*	63,103
2,041	AZZ, Inc.	81,824
4,048	Brady Corp. Class A	132,572
6,726	Broadwind Energy, Inc.*	12,376
21,835	Capstone Turbine Corp.*	24,892
10,072	Ener1, Inc.*	38,777
12,423	GrafTech International Ltd.*	260,883
2,804	Hoku Corp.*	6,982
3,114	LSI Industries, Inc.	23,168
5,961	UQM Technologies, Inc.*	16,273
2,540	Woodward Governor Co.	85,661

		761,726

Electronic Equipment & Instruments - 0.2%
1,156	Anixter International, Inc.*	73,140
4,816	Benchmark Electronics, Inc.*	91,456
1,638	Checkpoint Systems, Inc.*	33,857
4,895	Cognex Corp.	153,409
1,872	Coherent, Inc.*	100,246
1,395	CTS Corp.	15,819
7,534	Insight Enterprises, Inc.*	104,873
3,079	IPG Photonics Corp.*	106,687
2,527	Littelfuse, Inc.	129,585
3,902	Mercury Computer Systems, Inc.*	73,670
2,299	Methode Electronics, Inc.	27,174
14,646	Microvision, Inc.*	27,681
2,284	Newport Corp.*	40,084
2,582	Pulse Electronics Corp.	13,194
2,391	Richardson Electronics, Ltd.	30,940
6,525	Sanmina-SCI Corp.*	98,071
1,361	ScanSource, Inc.*	49,282
8,696	Smart Modular Technologies (WWH), Inc.*	58,785
675	Viasystems Group, Inc.*	13,655
5,504	X-Rite, Inc.*	24,548

		1,266,156

Energy Equipment & Services - 0.2%
5,912	Allis-Chalmers Energy, Inc.*	44,813
5,939	Bristow Group, Inc.*	305,799
989	CARBO Ceramics, Inc.	113,893
4,017	Complete Production Services, Inc.*	112,235
998	Dawson Geophysical Co.*	33,742
1,394	Dril-Quip, Inc.*	107,505
13,490	Hercules Offshore, Inc.*	44,652
3,864	Hornbeck Offshore Services, Inc.*	91,731
1,555	Lufkin Industries, Inc.	103,750
4,368	Matrix Service Co.*	49,184

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Energy Equipment & Services (continued) - 0.2%
1,984	Natural Gas Services Group*	$35,434
19,148	Parker Drilling Co.*	83,102
8,818	Pioneer Drilling Co.*	78,128
6,533	Willbros Group, Inc.*	78,135

		1,282,103

Food & Staples Retailing - 0.1%
4,219	Casey’s General Stores, Inc.	179,265
1,787	Ruddick Corp.	60,222
1,225	Susser Holdings Corp.*	17,664
1,792	United Natural Foods, Inc.*	66,304
2,854	Winn-Dixie Stores, Inc.*	18,209

		341,664

Food Products - 0.1%
697	Calavo Growers, Inc.	16,087
1,135	Diamond Foods, Inc.	56,489
5,954	Dole Food Co, Inc.*	83,237
1,112	Farmer Bros Co.	14,423
2,054	Fresh Del Monte Produce, Inc.	54,328
2,335	J & J Snack Foods Corp.	99,167
2,912	Lancaster Colony Corp.	161,820
1,362	Limoneira Co.	30,645
1,883	Sanderson Farms, Inc.	77,410
2,158	Snyders-Lance, Inc.	44,757
2,880	TreeHouse Foods, Inc.*	137,808

		776,171

Gas Utilities - 0.1%
1,704	New Jersey Resources Corp.	71,500
7,108	Nicor, Inc.	358,741
1,092	Northwest Natural Gas Co.	48,659
2,967	Piedmont Natural Gas Co, Inc.	83,254
1,254	South Jersey Industries, Inc.	65,509
2,622	WGL Holdings, Inc.	94,549

		722,212

Health Care Equipment & Supplies - 0.2%
7,362	Align Technology, Inc.*	153,350
2,120	Analogic Corp.	108,268
1,598	Cantel Medical Corp.	34,021
6,435	Cerus Corp.*	21,236
863	Cutera, Inc.*	7,059
1,602	Cynosure, Inc. Class A*	17,486
3,751	Delcath Systems, Inc.*	35,484
4,050	DexCom, Inc.*	57,125
1,300	Haemonetics Corp.*	77,142
1,305	Kensey Nash Corp.*	31,581
4,179	MAKO Surgical Corp.*	64,858
6,455	Masimo Corp.*	193,489
1,401	NxStage Medical, Inc.*	33,680
3,573	OraSure Technologies, Inc.*	23,117
2,031	Orthofix International NV*	58,087
1,801	SonoSite, Inc.*	60,442
3,056	STERIS Corp.	106,410
4,463	Symmetry Medical, Inc.*	42,711
4,397	Syneron Medical Ltd.*	46,696
3,522	Unilife Corp.*	17,082
8,325	Volcano Corp.*	218,615
934	Young Innovations, Inc.	28,039
1,115	Zoll Medical Corp.*	46,105

		1,482,083

Health Care Providers & Services - 0.2%
982	Accretive Health, Inc.*	17,813
1,849	Air Methods Corp.*	94,743
1,467	America Service Group, Inc.	24,748
4,037	AMN Healthcare Services, Inc.*	23,415
3,220	CardioNet, Inc.*	14,007
1,950	Catalyst Health Solutions, Inc.*	84,630
3,299	Emeritus Corp.*	63,011
3,518	Gentiva Health Services, Inc.*	80,984
2,037	Kindred Healthcare, Inc.*	38,112
1,522	Landauer, Inc.	88,352
2,380	MedCath Corp.*	31,868
704	Molina Healthcare, Inc.*	21,585
1,037	MWI Veterinary Supply, Inc.*	64,460
1,449	National Healthcare Corp.	64,147
2,155	Providence Service Corp*	30,666
2,521	Team Health Holdings, Inc.*	38,975
1,687	U.S. Physical Therapy, Inc.*	32,053
3,772	Universal American Financial Corp.	76,157
5,267	WellCare Health Plans, Inc.*	157,483

		1,047,209

Health Care Technology - 0.1%
4,092	athenahealth, Inc.*	175,710
1,215	Computer Programs & Systems, Inc.	63,058
5,377	MedAssets, Inc.*	105,551
8,559	Merge Healthcare, Inc.*	36,633
983	Quality Systems, Inc.	78,483
582	Transcend Services, Inc.*	10,726

		470,161

Hotels, Restaurants & Leisure - 0.3%
3,165	AFC Enterprises, Inc.*	47,159
1,159	BJ’s Restaurants, Inc.*	40,947
3,926	Bob Evans Farms, Inc.	123,591
7,229	Cheesecake Factory, Inc.*	213,328
930	DineEquity, Inc.*	47,969
4,484	Domino’s Pizza, Inc.*	73,538
2,109	Gaylord Entertainment Co.*	70,314
4,933	Jack in the Box, Inc.*	108,230
9,650	Krispy Kreme Doughnuts, Inc.*	63,208
3,476	Papa John’s International, Inc.*	99,761
3,124	Pinnacle Entertainment, Inc.*	47,110
2,010	Red Lion Hotels Corp.*	15,417
5,857	Ruby Tuesday, Inc.*	78,952
8,858	Shuffle Master, Inc.*	91,547
9,752	Sonic Corp.*	93,522
9,486	Texas Roadhouse, Inc.*	157,657
3,246	Vail Resorts, Inc.*	155,970

		1,528,220

Household Durables - 0.1%
2,059	American Greetings Corp. Class A	44,742

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Household Durables (continued) - 0.1%
402	Blyth, Inc.	$13,515
531	Cavco Industries, Inc.*	21,872
4,084	Ethan Allen Interiors, Inc.	91,482
3,579	Hovnanian Enterprises, Inc. Class A*	15,819
2,691	Libbey, Inc.*	41,092
5,288	Meritage Homes Corp.*	121,412
2,249	Universal Electronics, Inc.*	59,216

		409,150

Insurance - 0.2%
4,965	Alterra Capital Holdings Ltd.	106,996
4,817	American Equity Investment Life Holding Co.	61,080
1,713	American Safety Insurance Holdings Ltd.*	34,363
2,661	Argo Group International Holdings Ltd.	94,785
2,208	FBL Financial Group, Inc. Class A	61,404
6,490	Horace Mann Educators Corp.	112,147
2,024	Infinity Property & . Casualty Corp.	120,914
3,736	Platinum Underwriters Holdings Ltd.	165,131
1,322	Primerica, Inc.	31,992
4,022	ProAssurance Corp.*	235,971
2,072	Safety Insurance Group, Inc.	98,606
6,130	Tower Group, Inc.	159,625

		1,283,014

Internet & Catalog Retail - 0.0%†
2,061	Blue Nile, Inc.*	117,168
3,272	Orbitz Worldwide, Inc.*	16,785
2,423	Overstock.com, Inc.*	36,151
5,079	Vitacost.com, Inc.*,**	6,349

		176,453

Internet Software & Services - 0.2%
1,160	comScore, Inc.*	27,794
4,703	Constant Contact, Inc.*	131,637
6,658	DealerTrack Holdings, Inc.*	131,595
6,560	Digital River, Inc.*	208,214
2,558	GSI Commerce, Inc.*	58,936
7,453	j2 Global Communications, Inc.*	205,703
2,378	LogMeIn, Inc.*	91,624
13,863	Openwave Systems, Inc.*	28,142
3,847	Perficient, Inc.*	44,971
4,003	Rackspace Hosting, Inc.*	134,141
13,834	RealNetworks, Inc.*	52,016
9,618	Terremark Worldwide, Inc.*	182,165

		1,296,938

IT Services - 0.2%
2,505	CACI International, Inc. Class A*	139,003
1,748	Echo Global Logistics, Inc.*	20,312
4,060	Euronet Worldwide, Inc.*	74,258
8,325	Global Cash Access Holdings, Inc.*	25,391
4,229	Hackett Group Inc*	14,759
4,674	Heartland Payment Systems, Inc.	73,849
7,073	Jack Henry & Associates, Inc.	209,078
3,643	ManTech International Corp. Class A*	146,467
4,463	Online Resources Corp.*	29,991
9,435	Sapient Corp.*	112,748
5,324	SRA International, Inc. Class A*	142,044
853	Tier Technologies, Inc.*	4,939
3,088	Unisys Corp.*	87,483
3,563	VeriFone Systems, Inc.*	142,306
1,932	Virtusa Corp.*	31,105
3,200	Wright Express Corp.*	151,424

		1,405,157

Leisure Equipment & Products - 0.1%
4,575	Brunswick Corp.	91,134
13,864	Eastman Kodak Co.*	50,742
3,450	JAKKS Pacific, Inc.*	59,650
272	Johnson Outdoors, Inc. Class A*	4,140
5,589	Leapfrog Enterprises, Inc.*	21,574
1,280	Polaris Industries, Inc.	98,458
3,690	Smith & Wesson Holding Corp.*	13,099

		338,797

Life Sciences Tools & Services - 0.1%
1,721	Accelrys, Inc.*	14,147
1,449	Albany Molecular Research, Inc.*	7,230
4,345	Bruker Corp.*	76,037
4,828	Cambrex Corp.*	22,016
2,073	Dionex Corp.*	244,572
3,401	Luminex Corp.*	57,749
10,243	Sequenom, Inc.*	70,165

		491,916

Machinery - 0.3%
2,268	3D Systems Corp.*	64,729
4,528	Albany International Corp. Class A	102,106
1,928	Astec Industries, Inc.*	58,033
7,908	Blount International, Inc.*	118,699
2,564	Briggs & Stratton Corp.	51,203
2,988	Chart Industries, Inc.*	108,524
6,263	CLARCOR, Inc.	270,436
3,966	Colfax Corp.*	73,926
3,155	Columbus McKinnon Corp.*	53,225
10,285	Federal Signal Corp.	71,584
1,659	FreightCar America, Inc.	47,315
2,810	Lydall, Inc.*	22,480
858	Middleby Corp.*	70,193
1,661	Miller Industries, Inc.	25,347

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Machinery (continued) - 0.3%
8,062	Mueller Water Products, Inc. Class A	$32,248
512	NACCO Industries, Inc. Class A	51,328
3,504	Nordson Corp.	323,454
457	Omega Flex, Inc.*	5,936
4,435	Robbins & Myers, Inc.	184,185
1,889	TriMas Corp.*	35,967
3,049	Wabash National Corp.*	34,637
596	Xerium Technologies, Inc.*	11,771

		1,817,326

Marine - 0.0%†
10,279	Eagle Bulk Shipping, Inc.*	42,041
6,576	Excel Maritime Carriers Ltd.*	29,789
1,329	Genco Shipping & Trading Ltd.*	15,363
3,647	Ultrapetrol Bahamas Ltd.*	19,147

		106,340

Media - 0.1%
2,936	AH Belo Corp. Class A*	23,811
1,774	Ascent Media Corp. Class A*	67,483
873	Ballantyne Strong, Inc.*	6,565
4,700	Belo Corp. Class A*	31,678
4,323	Cinemark Holdings, Inc.	73,275
1,835	Crown Media Holdings, Inc. Class A*	4,404
979	Entercom Communications Corp. Class A*	9,594
5,179	Journal Communications, Inc. Class A*	24,859
4,734	LIN TV Corp. Class A*	22,818
10,076	Lions Gate Entertainment Corp.*	62,471
4,140	LodgeNet Interactive Corp.*	14,242
1,429	Nexstar Broadcasting Group, Inc. Class A*	7,016
763	Rentrak Corp.*	20,941
7,449	Sinclair Broadcast Group, Inc. Class A*	65,328
7,358	Warner Music Group Corp.*	38,482

		472,967

Metals & Mining - 0.1%
3,276	Allied Nevada Gold Corp.*	86,617
6,986	Capital Gold Corp.*	33,463
10,927	Coeur d’Alene Mines Corp.*	255,473
7,013	Globe Specialty Metals, Inc.	128,759
7,160	Horsehead Holding Corp.*	91,004
1,499	Olympic Steel, Inc.	41,028
1,019	Universal Stainless & Alloy Products, Inc.*	32,608

		668,952

Multiline Retail - 0.1%
2,827	Dillard’s, Inc. Class A	112,288
5,197	Fred’s, Inc. Class A	69,796
2,867	Retail Ventures, Inc.*	43,234
10,169	Saks, Inc.*	119,181

		344,499

Oil, Gas & Consumable Fuels - 0.4%
1,176	Apco Oil And Gas International, Inc.	73,206
2,152	Approach Resources, Inc.*	57,394
4,340	ATP Oil & Gas Corp.*	73,606
4,121	Berry Petroleum Co. Class A	192,327
2,828	Bill Barrett Corp.*	115,891
6,011	Brigham Exploration Co.*	177,986
2,426	Clean Energy Fuels Corp.*	28,797
8,030	DHT Holdings, Inc.	40,873
3,719	Energy XXI (Bermuda) Ltd.*	107,144
7,222	Gastar Exploration Ltd.*	30,405
8,451	General Maritime Corp.	25,860
5,084	GMX Resources, Inc.*	26,538
2,647	Green Plains Renewable Energy, Inc.*	29,514
2,761	Knightsbridge Tankers Ltd.*	66,305
19,716	Kodiak Oil & Gas Corp.*	125,197
5,475	McMoRan Exploration Co.*	85,684
1,120	Miller Petroleum, Inc.*	5,656
5,819	Nordic American Tanker Shipping Ltd.	142,275
6,130	Patriot Coal Corp.*	160,422
15,166	Rentech, Inc.*	18,654
6,291	Resolute Energy Corp.*	113,867
2,722	Rosetta Resources, Inc.*	108,744
2,310	Ship Finance International Ltd.	46,223
6,557	Stone Energy Corp.*	152,450
4,481	Teekay Tankers Ltd. Class A	53,548
10,972	Warren Resources, Inc.*	61,224
3,093	World Fuel Services Corp.	116,111

		2,235,901

Paper & Forest Products - 0.1%
1,432	Clearwater Paper Corp.*	113,243
1,750	Deltic Timber Corp.	104,982
12,297	Louisiana-Pacific Corp.*	123,462
1,743	Neenah Paper, Inc.	33,570
2,422	Verso Paper Corp.*	11,311
3,049	Wausau Paper Corp.	26,130

		412,698

Personal Products - 0.1%
3,995	Elizabeth Arden, Inc.*	102,232
2,284	Inter Parfums, Inc.	40,747
2,244	Medifast, Inc.*	53,677
4,889	Nu Skin Enterprises, Inc. Class A	147,061
1,363	Nutraceutical International Corp.*	18,905
931	Synutra International, Inc.*	11,004
999	USANA Health Sciences, Inc.*	37,882

		411,508

Pharmaceuticals - 0.2%
9,124	Akorn, Inc.*	45,620
1,744	Auxilium Pharmaceuticals, Inc.*	39,571

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Pharmaceuticals (continued) - 0.2%
11,924	AVANIR Pharmaceuticals, Inc. Class A*	$48,292
2,033	Cumberland Pharmaceuticals, Inc.*	12,605
8,681	DepoMed, Inc.*	72,747
1,665	Hi-Tech Pharmacal Co, Inc.*	37,995
8,066	Impax Laboratories, Inc.*	187,293
8,795	Medicines Co*	137,906
9,995	Medicis Pharmaceutical Corp. Class A	254,173
2,554	Optimer Pharmaceuticals, Inc.*	28,094
5,861	Pain Therapeutics, Inc.*	36,280
1,807	Sucampo Pharmaceuticals, Inc. Class A*	7,806
4,159	VIVUS, Inc.*	37,223
1,696	XenoPort, Inc.*	13,364

		958,969

Professional Services - 0.0%†
800	Barrett Business Services, Inc.	11,776
3,609	Huron Consulting Group, Inc.*	92,427
2,658	Navigant Consulting, Inc.*	27,085
3,125	School Specialty, Inc.*	40,781

		172,069

Real Estate Investment Trusts - 0.6%
1,441	Agree Realty Corp.	33,503
178	Alexander’s, Inc.	72,035
3,092	American Campus Communities, Inc.	99,995
1,972	Associated Estates Realty Corp.	29,205
14,040	BioMed Realty Trust, Inc.	250,614
12,420	CBL & Associates Properties, Inc.	211,885
7,088	Cogdell Spencer, Inc.	42,882
2,189	CreXus Investment Corp.	29,355
25,559	DCT Industrial Trust, Inc.	141,597
7,926	DiamondRock Hospitality Co.*	96,142
1,630	EastGroup Properties, Inc.	71,052
3,539	Education Realty Trust, Inc.	27,604
2,879	Entertainment Properties Trust	132,520
2,157	Equity Lifestyle Properties, Inc.	122,690
3,032	Equity One, Inc.	56,547
7,231	Extra Space Storage, Inc.	139,052
8,164	FelCor Lodging Trust, Inc.*	57,393
9,084	Hersha Hospitality Trust	59,864
2,963	Highwoods Properties, Inc.	97,098
6,145	Inland Real Estate Corp.	57,026
2,127	Invesco Mortgage Capital	47,581
12,407	Investors Real Estate Trust	110,919
4,477	Kilroy Realty Corp.	170,753
8,979	Kite Realty Group Trust	47,409
15,984	Lexington Realty Trust	135,385
1,950	LTC Properties, Inc.	53,313
2,507	Mid-America Apartment Communities, Inc.	159,821
7,902	MPG Office Trust, Inc.*	29,079
6,873	National Retail Properties, Inc.	170,794
6,434	OMEGA Healthcare Investors, Inc.	143,350
1,616	Potlatch Corp.	60,034
13,129	RAIT Financial Trust	33,216
6,249	Ramco-Gershenson Properties Trust	80,362
6,435	Redwood Trust, Inc.	96,332
1,741	Retail Opportunity Investments Corp.	17,053
1,043	Saul Centers, Inc.	49,386
1,120	Sovran Self Storage, Inc.	43,053
5,081	Sunstone Hotel Investors, Inc.*	51,877
3,328	Tanger Factory Outlet Centers, Inc.	86,894
5,023	Washington Real Estate Investment Trust	154,106
2,961	Winthrop Realty Trust	36,420

		3,605,196

Real Estate Management & Services - 0.0%†
2,486	Forestar Group, Inc.*	46,389
835	Tejon Ranch Co.*	21,977

		68,366

Road & Rail - 0.0%†
1,191	Dollar Thrifty Automotive Group, Inc.*	57,787
3,149	Genesee & Wyoming, Inc. Class A*	162,961
260	Patriot Transportation Holding, Inc.*	7,350

		228,098

Semiconductors & Semiconductor Equipment - 0.3%
850	Alpha & Omega Semiconductor Ltd.*	12,019
5,039	Cavium Networks, Inc.*	199,242
3,890	Cohu, Inc.	58,117
3,650	Diodes, Inc.*	93,951
6,227	Energy Conversion Devices, Inc.*	25,406
2,614	FormFactor, Inc.*	22,350
1,428	Hittite Microwave Corp.*	85,366
4,996	Ikanos Communications, Inc.*	5,995
23,067	Integrated Device Technology, Inc.*	147,167
11,018	Kopin Corp.*	44,733
10,525	Lattice Semiconductor Corp.*	65,571
1,250	MaxLinear, Inc. Class A*	13,950
3,406	Microsemi Corp.*	76,601
7,617	MIPS Technologies, Inc.*	94,603
4,192	Monolithic Power Systems, Inc.*	61,497
4,471	MoSys, Inc.*	25,932
3,191	Netlogic Microsystems, Inc.*	111,238
4,307	OmniVision Technologies, Inc.*	111,250
1,568	Pericom Semiconductor Corp.*	15,727
11,075	RF Micro Devices, Inc.*	74,424

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued) - 0.3%
5,168	Rudolph Technologies, Inc.*	$51,990
3,891	Semtech Corp.*	84,960
656	Spansion, Inc. Class A*	13,041
1,603	Supertex, Inc.*	36,725
11,724	Trident Microsystems, Inc.*	17,469
19,212	TriQuint Semiconductor, Inc.*	252,830
2,323	Ultra Clean Holdings, Inc.*	29,037
1,449	Ultratech, Inc.*	32,653
1,666	Veeco Instruments, Inc.*	72,071

		1,935,915

Software - 0.3%
3,727	Ariba, Inc.*	104,691
2,818	Blackboard, Inc.*	109,508
4,157	Bottomline Technologies, Inc.*	95,320
5,383	CommVault Systems, Inc.*	166,281
2,078	Concur Technologies, Inc.*	106,040
364	Convio, Inc.*	3,309
2,944	Ebix, Inc.*	66,387
625	ePlus, Inc.*	16,150
7,549	Fair Isaac Corp.	191,594
3,079	Fortinet, Inc.*	118,388
3,382	JDA Software Group, Inc.*	102,069
3,742	Kenexa Corp.*	77,609
7,180	Lawson Software, Inc.*	67,492
13,226	Mentor Graphics Corp.*	168,433
4,828	Parametric Technology Corp.*	107,326
2,652	Progress Software Corp.*	75,953
3,746	Quest Software, Inc.*	96,722
1,315	Renaissance Learning, Inc.	13,952
4,486	Smith Micro Software, Inc.*	56,613
5,587	Take-Two Interactive Software, Inc.*	69,698
11,142	THQ, Inc.*	64,735
6,880	TIBCO Software, Inc.*	151,222
3,581	Websense, Inc.*	68,612

		2,098,104

Specialty Retail - 0.3%
4,778	Asbury Automotive Group, Inc.*	87,963
3,080	Ascena Retail Group, Inc.*	83,499
5,401	bebe Stores, Inc.	30,327
1,206	Books-A-Million, Inc.	6,862
4,847	Brown Shoe Co, Inc.	61,411
2,062	Cabela’s, Inc.*	51,344
4,571	Cato Corp. Class A	111,715
19,128	Charming Shoppes, Inc.*	59,488
1,160	Children’s Place Retail Stores, Inc.*	48,592
7,489	Collective Brands, Inc.*	152,476
608	Conn’s, Inc.*	2,687
1,041	DSW, Inc. Class A*	34,655
832	Express, Inc.*	14,477
4,777	Hibbett Sports, Inc.*	152,960
3,669	Hot Topic, Inc.	19,923
4,474	Jos. A Bank Clothiers, Inc.*	191,174
1,522	Lumber Liquidators Holdings, Inc.*	42,525
8,693	Men’s Wearhouse, Inc.	227,843
2,362	Midas, Inc.*	16,794
4,154	New York & Co, Inc.*	23,221
4,119	Pacific Sunwear of California, Inc.*	17,547
2,727	Rent-A-Center, Inc.	81,101
4,869	Sally Beauty Holdings, Inc.*	64,076
3,350	Stein Mart, Inc.*	26,247
1,790	Systemax, Inc.*	24,451
2,608	Vitamin Shoppe, Inc.*	82,752
404	Winmark Corp.	13,667
2,712	Zumiez, Inc.*	62,973

		1,792,750

Textiles, Apparel & Luxury Goods - 0.1%
5,453	American Apparel, Inc.*	5,617
2,436	Carter’s, Inc.*	67,477
1,887	Columbia Sportswear Co.	115,069
6,062	Crocs, Inc.*	99,356
1,613	Deckers Outdoor Corp.*	118,378
2,999	Iconix Brand Group, Inc.*	59,530
6,337	Joe’s Jeans, Inc.*	9,696
771	LaCrosse Footwear, Inc.	11,897
1,929	Movado Group, Inc.*	27,797
3,981	True Religion Apparel, Inc.*	81,810
1,475	Under Armour, Inc. Class A*	88,293

		684,920

Thrifts & Mortgage Finance - 0.1%
3,421	Abington Bancorp, Inc.	42,489
7,116	Astoria Financial Corp.	101,332
1,651	Clifton Savings Bancorp, Inc.	18,871
1,293	Flushing Financial Corp.	18,425
8,265	MGIC Investment Corp.*	69,343
9,802	Northwest Bancshares, Inc.	114,831
1,090	OceanFirst Financial Corp.	15,097
6,829	Radian Group, Inc.	49,032
1,332	Roma Financial Corp.	13,560
1,830	Westfield Financial, Inc.	15,518

		458,498

Trading Companies & Distributors - 0.1%
4,195	Aceto Corp.	36,119
2,626	Aircastle Ltd.	27,888
5,246	Applied Industrial Technologies, Inc.	166,088
4,587	H&E Equipment Services, Inc.*	53,301
1,105	Houston Wire & Cable Co.	14,420
4,296	Kaman Corp.	126,453
1,466	Watsco, Inc.	91,948

		516,217

Water Utilities - 0.0%†
2,380	California Water Service Group	86,870
2,083	York Water Co.	35,140

		122,010

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Wireless Telecommunication Services - 0.0%†
2,948	Shenandoah Telecommunications Co.	$49,320

	TOTAL COMMON STOCKS (Cost $50,725,030)	$47,869,316

INVESTMENT COMPANIES - 0.0%†
Investment Companies - 0.0%
746	THL Credit Inc	9,534

	TOTAL INVESTMENT COMPANIES (Cost $9,939)	$9,534

SHORT TERM INVESTMENTS - 94.2%
Money Market Funds - 94.2%
579,829,283	Goldman Sachs Financial Square Government Fund, 0.10% (a)	579,829,283

	TOTAL SHORT TERM INVESTMENTS (Cost $579,829,283)	$579,829,283

	TOTAL INVESTMENTS (Cost $630,564,252) - 102.0% (b)	$627,708,133
	Liabilities in Excess of Other Assets - (2.0%)	(12,209,546)

	TOTAL NET ASSETS - 100.0%	$615,498,587

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%

(**)	Fair valued security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $434,474,247.
Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	Russell 2000 Index	504,100	$396,247,261	2/24/2011	$(2,225,556)
Credit Suisse Capital, LLC	Russell 2000 Index	476,000	304,721,402	2/25/2011	69,145,674
BNP Paribas	Russell 2000 Index	461,100	361,301,656	2/16/2012-3/22/2012	(950,527)
Citibank N.A.	Russell 2000 Index	149,000	108,880,492	2/09/2012	7,767,871
Morgan Stanley Capital Services	Russell 2000 Index	452,400	364,313,383	2/22/2012	(10,781,577)
Deutsche Bank AG London	Russell 2000 Index	259,500	168,849,348	8/22/2014	34,747,063

			$1,704,313,542		$97,702,948

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 97.1%
Money Market Funds - 97.1%
762,366,647	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$762,366,647

	TOTAL SHORT TERM INVESTMENTS (Cost $762,366,647)	$762,366,647

	TOTAL INVESTMENTS (Cost $762,366,647) - 97.1%	$762,366,647
	Other Assets in Excess of Liabilities - 2.9%	22,597,274

	TOTAL NET ASSETS - 100.0%	$784,963,921

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $512,024,187.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	Russell 2000 Index	452,100	$349,618,165	4/27/2011	$(4,116,086)
Citibank N.A.	Russell 2000 Index	163,000	118,789,327	2/10/2012	(9,011,783)
BNP Paribas	Russell 2000 Index	511,600	397,907,224	2/16/2012-3/22/2012	(2,180,838)
Morgan Stanley Capital Services	Russell 2000 Index	303,200	244,852,192	2/22/2012	7,851,896
Credit Suisse Capital, LLC	Russell 2000 Index	1,138,100	895,226,292	7/11/2012	5,328,294
Deutsche Bank AG London	Russell 2000 Index	446,200	339,636,175	6/30/2014	(9,962,935)

			$2,346,029,375		$(12,091,452)

Direxion Daily China Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 38.1%
Airlines - 0.5%
9,296	China Eastern Airlines Corp. Ltd. ADS*	$219,385
4,252	China Southern Airlines Co. Ltd. ADR*	108,809

		328,194

Diversified Consumer Services - 0.8%
5,109	New Oriental Education & Technology Group, Inc. ADR*	504,054

Diversified Telecommunication Services - 4.3%
16,098	China Telecom Corp. Ltd ADR	951,070
92,180	China Unicom Hong Kong Ltd. ADR	1,517,283
9,801	City Telecom Hong Kong Ltd. ADR	137,116

		2,605,469

Electrical Equipment - 0.2%
13,500	China Ming Yang Wind Power Group Ltd. ADS*	124,605

Health Care Equipment & Supplies - 1.0%
12,473	China Medical Technologies, Inc. ADR*	153,169
16,925	Mindray Medical International Ltd. ADR	442,758

		595,927

Hotels, Restaurants & Leisure - 2.5%
7,787	7 Days Group Holdings Ltd. ADR*	141,723
17,643	Ctrip.com International Ltd. ADR*	726,186
6,731	Home Inns & Hotels Management, Inc. ADR*	227,037
50,120	Melco Crown Entertainment Ltd. ADR*	388,931

		1,483,877

Independent Power Producers & Energy Traders - 0.6%
17,378	Huaneng Power International, Inc. ADR	388,920

Insurance - 2.9%
26,138	China Life Insurance Co. Ltd. ADR	1,523,584
12,298	CNinsure, Inc. ADR	207,467

		1,731,051

Internet Software & Services - 2.8%
10,447	Baidu, Inc. ADR*	1,134,858
13,239	NetEase.com, Inc. ADR*	534,061

		1,668,919

IT Services - 0.3%
7,066	Camelot Information Systems, Inc. ADS*	158,279

Life Sciences Tools & Services - 0.5%
17,787	WuXi PharmaTech Cayman, Inc. ADR*	303,446

Media - 0.8%
18,940	Focus Media Holding Ltd. ADR*	471,795

Metals & Mining - 1.0%
25,239	Aluminum Corp. of China Ltd. ADR*	624,665

Oil, Gas & Consumable Fuels - 9.3%
12,913	China Petroleum & Chemical Corp. ADR	1,423,271
7,804	CNOOC Ltd. ADR	1,737,639
12,326	PetroChina Co. Ltd. ADR	1,716,642
25,053	Yanzhou Coal Mining Co. Ltd. ADR	731,046

		5,608,598

Professional Services - 0.3%
3,701	51job, Inc. ADR*	199,891

Real Estate Management & Development - 0.4%
17,526	E-House China Holdings Ltd. ADS	251,323

Semiconductors & Semiconductor Equipment - 3.5%
37,928	JA Solar Holdings Co. Ltd. ADR*	261,703
20,673	LDK Solar Co. Ltd. ADR*	258,619
22,424	Renesola Ltd. ADR*	237,022
13,218	Spreadtrum Communications, Inc. ADR*	284,187
35,408	Suntech Power Holdings Co. Ltd. ADR*	300,614
16,198	Trina Solar Ltd. ADR*	422,282
27,009	Yingli Green Energy Holding Co. Ltd. ADR*	312,764

		2,077,191

Software - 3.1%
4,871	Changyou.com Ltd. ADR*	167,416
35,212	Giant Interactive Group, Inc. ADR	245,076
8,968	Longtop Financial Technologies Ltd. ADR*	295,047
11,519	Perfect World Co. Ltd. ADR*	267,471
31,835	Shanda Games Ltd. ADR*	190,055
7,905	Shanda Interactive Entertainment Ltd. ADR*	315,014
10,111	VanceInfo Technologies, Inc. ADR*	352,874

		1,832,953

Wireless Telecommunication Services - 3.3%
39,942	China Mobile Ltd. ADR	1,962,750

	TOTAL COMMON STOCKS (Cost $19,316,291)	$22,921,907

Direxion Daily China Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.8%
Money Market Funds- 67.8%
40,770,059	Goldman Sachs Financial Square Government Fund, 0.10% (a)	$40,770,059

	TOTAL SHORT TERM INVESTMENTS (Cost $40,770,059)	$40,770,059

	TOTAL INVESTMENTS (Cost $60,086,350) - 105.9% (b)	$63,691,966
	Liabilities in Excess of Other Assets - (5.9%)	(3,541,992)

	TOTAL NET ASSETS - 100.0%	$60,149,974

Percentages are stated as a percent of net assets.

ADS — American Depositary Shares.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,484,401.
Direxion Daily China Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR Index	11,830	$46,163,250	6/6/2011	$4,438,131
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR Index	9,890	42,520,496	9/29/2011	(230,520)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	6,610	28,073,677	2/16/2012-3/22/2012	325,374
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR Index	8,510	31,463,042	12/18/2014	5,200,460

			$148,220,465		$9,733,445

Direxion Daily China Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 121.8%
Money Market Funds- 121.8%
12,828,790	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$12,828,790

	TOTAL SHORT TERM INVESTMENTS (Cost $12,828,790)	$12,828,790

	TOTAL INVESTMENTS (Cost $12,828,790) - 121.8%	$12,828,790
	Liabilities in Excess of Other Assets - (21.8%)	(2,297,860)

	TOTAL NET ASSETS - 100.0%	$10,530,930

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,965,437.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR Index	3,260	$13,102,931	6/6/2011	$(919,912)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR Index	1,160	4,797,735	6/21/2011	(236,666)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	650	2,735,842	3/22/2012	(198,860)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR Index	2,325	9,167,503	12/18/2014	(911,327)

			$29,804,011		$(2,266,765)

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 62.5%
Australia - 4.1%
11,241	BHP Billiton Ltd. ADR	$1,000,786
1,738	Sims Metal Management Ltd. ADR	33,439

		1,034,225

Belgium - 0.8%
2,596	Delhaize Group SA ADR	206,122

Bermuda - 0.3%
3,060	Frontline Ltd.	79,346

Canada - 0.3%
2,164	Thomson Reuters Corp.	86,582

Denmark - 3.5%
7,827	Novo Nordisk A/S ADR	885,469

Finland - 0.2%
3,636	Nokia OYJ ADR	38,905

France - 3.0%
49,584	Alcatel-Lucent ADR*	164,123
8,935	Cie Generale de Geophysique-Veritas ADR*	272,071
5,017	France Telecom SA ADR	110,123
2,102	Sanofi-Aventis SA ADR	72,330
2,002	Total SA ADR	117,657
359	Veolia Environnement ADR	11,273

		747,577

Germany - 3.1%
6,218	Allianz SE ADR	86,803
441	Deutsche Bank AG	25,821
5,437	Fresenius Medical Care AG & Co. KGaA ADR	318,391
2,249	SAP AG ADR	130,217
1,756	Siemens AG ADR	225,488

		786,720

Greece - 0.5%
3,911	Coca-Cola Hellenic Bottling Co. SA ADR	116,117
4,035	National Bank of Greece SA ADR*	7,707

		123,824

Ireland - 2.0%
15,937	CRH PLC ADR	347,586
20,719	Elan Corp. PLC ADR*	139,853

		487,439

Italy - 0.9%
2,906	ENI SpA ADR	138,035
1,808	Luxottica Group SpA ADR	54,909
2,411	Telecom Italia SpA ADR	32,091

		225,035

Japan - 9.9%
2,361	Canon, Inc. ADR	116,067
9,423	Hitachi Ltd. ADR	522,317
3,856	Honda Motor Co. Ltd. ADR	167,890
1,966	Kubota Corp. ADR	100,246
625	Kyocera Corp. ADR	64,694
6,965	Mitsubishi UFJ Financial Group, Inc. ADR	36,218
94,899	Mizuho Financial Group, Inc. ADR	368,208
775	Nippon Telegraph & Telephone Corp. ADR	18,003
42,990	Nomura Holdings, Inc. ADR	262,669
7,149	NTT DoCoMo, Inc. ADR	128,325
3,323	ORIX Corp. ADR	168,177
11,432	Panasonic Corp. ADR	156,961
9,993	Sony Corp. ADR	343,160
129	Toyota Motor Corp. ADR	10,601

		2,463,536

Luxembourg - 0.6%
78	APERAM*	3,166
669	Millicom International Cellular SA	62,384
1,644	Tenaris SA ADR	77,548

		143,098

Netherlands - 6.0%
15,470	Aegon NV*	114,478
23,709	ASML Holding NV	996,015
420	ING Groep NV ADR*	4,784
1,011	Koninklijke Philips Electronics NV	31,573
6,935	Reed Elsevier NV ADR	180,934
1,530	Royal Dutch Shell PLC ADR Class A	108,615
682	Royal Dutch Shell PLC ADR Class B	48,129
739	Unilever NV	21,897

		1,506,425

New Zealand - 1.5%
43,221	Telecom Corp. of New Zealand Ltd. ADR	382,938

Norway - 0.1%
929	Statoil ASA ADR	22,686

Portugal - 0.2%
3,850	Portugal Telecom SGPS SA ADR	44,891

Spain - 3.4%
2,326	Banco Bilbao Vizcaya Argentaria SA ADR	28,540
14,362	Banco Santander SA ADR	175,791
8,467	Repsol YPF SA ADR	268,742
14,628	Telefonica SA ADR	367,602

		840,675

Sweden - 0.7%
14,202	Telefonaktiebolaget LM Ericsson ADR	175,679

Switzerland - 5.7%
37,986	ABB Ltd. ADR*	899,128
3,684	Credit Suisse Group AG ADR	164,712
3,151	Logitech International SA*	59,050

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Switzerland (continued) - 5.7%
909	Novartis AG ADR	$50,777
10,060	STMicroelectronics NV	121,927
1,710	Syngenta AG ADR	110,517
622	UBS AG*	11,171

		1,417,282

United Kingdom - 12.9%
1,554	ArcelorMittal	56,690
7,668	AstraZeneca PLC ADR	374,965
2,882	Barclays PLC ADR	54,182
6,213	BHP Billiton PLC ADR	476,599
185	BP PLC ADR	8,782
1,683	British American Tobacco PLC ADR	124,744
11,376	BT Group PLC ADR	321,941
3,564	Carnival PLC ADR	163,089
451	Diageo PLC ADR	34,637
1,675	GlaxoSmithKline PLC ADR	60,853
6,654	HSBC Holdings PLC ADR	363,574
7,534	Intercontinental Hotels Group PLC ADR	160,549
4,425	Lloyds Banking Group PLC ADR*	17,833
1,294	National Grid PLC ADR	58,282
14,639	Pearson PLC ADR	243,886
1,543	Prudential PLC ADR	33,421
6,051	Reed Elsevier PLC ADR	215,597
3,859	Rio Tinto PLC ADR	268,123
477	Royal Bank of Scotland Group PLC ADR*	6,377
1,790	Smith & Nephew PLC ADR	100,222
1,976	Unilever PLC ADR	57,324
1,074	Vodafone Group PLC ADR	30,459

		3,232,129

United States - 2.8%
15,593	Carnival Corp.	697,163

	TOTAL COMMON STOCKS (Cost $10,798,824)	$15,627,746

SHORT TERM INVESTMENTS - 36.9%
Money Market Funds - 36.9%
9,234,576	Goldman Sachs Financial Square Government Fund, 0.10% (a)	9,234,576

	TOTAL SHORT TERM INVESTMENTS (Cost $9,234,576)	$9,234,576

	TOTAL INVESTMENTS (Cost $20,033,400) - 99.4% (b)	$24,862,322
	Other Assets in Excess of Liabilities - 0.6%	153,199

	TOTAL NET ASSETS - 100.0%	$25,015,521

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Automobiles	$178,491	0.7%
Beverages	150,754	0.6
Capital Markets	464,373	1.9
Chemicals	110,517	0.4
Commercial Banks	1,058,430	4.2
Communications Equipment	378,707	1.5
Computers & Peripherals	59,050	0.2
Construction Materials	347,586	1.4
Consumer Finance	168,177	0.7
Diversified Financial Services	4,784	0.0 †
Diversified Telecommunication Services	1,277,589	5.1
Electrical Equipment	899,128	3.6
Electronic Equipment, Instruments & Components	587,011	2.4
Energy Equipment & Services	349,619	1.4
Food & Staples Retailing	206,122	0.8
Food Products	79,221	0.3
Health Care Equipment & Supplies	100,222	0.4
Health Care Providers & Services	318,391	1.3
Hotels, Restaurants & Leisure	1,020,801	4.1
Household Durables	500,121	2.0
Industrial Conglomerates	257,061	1.0
Insurance	234,702	0.9
Machinery	100,246	0.4
Media	726,999	2.9
Metals & Mining	1,838,803	7.4
Multi-Utilities	69,555	0.3
Office Electronics	116,067	0.5
Oil, Gas & Consumable Fuels	791,992	3.2
Pharmaceuticals	1,584,247	6.3
Semiconductors & Semiconductor Equipment	1,117,942	4.5
Software	130,217	0.5
Textiles, Apparel & Luxury Goods	54,909	0.2
Tobacco	124,744	0.5
Wireless Telecommunication Services	221,168	0.9
Short Term Investments	9,234,576	36.9

Total Investments	24,862,322	99.4
Other Assets in Excess of Liabilities	153,199	0.6

Net Assets	$25,015,521	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,056,001.

(†)	Less than 0.05%.

Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	378,530	$21,985,009	3/1/2011	$600,104
BNP Paribas	iShares MSCI EAFE Index	324,700	17,504,384	9/22/2011-2/16/2012	1,763,432
Morgan Stanley Capital Services	iShares MSCI EAFE Index	296,500	17,735,341	2/22/2012	(114,465)

			$57,224,734		$2,249,071

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 108.9%
Money Market Funds - 108.9%
14,155,803	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$14,155,803

	TOTAL SHORT TERM INVESTMENTS (Cost $14,155,803)	$14,155,803

	TOTAL INVESTMENTS (Cost $14,155,803) - 108.9%	$14,155,803
	Liabilities in Excess of Other Assets - (8.9%)	(1,159,905)

	TOTAL NET ASSETS - 100.0%	$12,995,898

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,377,972.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
BNP Paribas	iShares MSCI EAFE Index	258,900	$14,584,707	10/20/2011-2/16/2012	$(820,951)
Morgan Stanley Capital Services	iShares MSCI EAFE Index	184,100	11,016,544	2/22/2012	70,776
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	212,930	12,387,027	7/11/2012	(269,244)

			$37,988,278		$(1,019,419)

The accompanying notes are an integral part of these financial statements.

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 29.2%
Brazil - 3.6%
36,664	Banco Santander Brasil SA ADS	$425,302
4,894	Brasil Telecom SA ADR*	49,283
9,288	BRF — Brasil Foods SA ADR*	154,645
6,145	Centrais Eletricas Brasileiras SA ADR*	83,756
4,552	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	225,643
61,079	Cia Siderurgica Nacional SA ADR	1,042,008
2,308	CPFL Energia SA ADR	173,585
28,554	Embraer SA ADR	942,282
13,470	Gafisa SA ADR	168,644
102,447	Petroleo Brasileiro SA ADR	3,762,878
109,097	Vale SA-SP ADR*	3,799,849
5,791	Vivo Participacoes SA ADR	197,126

		11,025,001

Chile - 2.4%
21,860	Banco Santander Chile ADR	1,855,477
291	Empresa Nacional de Electricidad SA ADR	15,190
60,507	Enersis SA ADR	1,256,125
29,157	Lan Airlines SA ADR	817,854
59,779	Sociedad Quimica y Minera de Chile SA ADR	3,196,981

		7,141,627

China - 1.5%
23,463	China Life Insurance Co. Ltd. ADR	1,367,658
14,182	China Petroleum & Chemical Corp. ADR	1,563,140
12,714	PetroChina Co. Ltd. ADR	1,770,679

		4,701,477

Hong Kong - 2.5%
84,323	China Mobile Ltd. ADR	4,143,632
26,885	China Unicom Hong Kong Ltd. ADR	442,527
13,319	CNOOC Ltd. ADR	2,965,609

		7,551,768

India - 4.2%
29,394	HDFC Bank Ltd. ADR	4,244,788
68,757	ICICI Bank Ltd. ADR	2,979,928
55,197	Infosys Technologies Ltd. ADR	3,737,389
36,788	Tata Communications Ltd. ADR*	374,134
116,451	Wipro Ltd. ADR	1,534,824

		12,871,063

Mexico - 1.9%
54,631	America Movil SAB de CV ADR Series L	3,113,421
59,352	Cemex SAB de CV ADR*	562,063
20,896	Fomento Economico Mexicano SAB de CV ADR	1,108,951
45,222	Grupo Televisa SA ADR*	1,088,041

		5,872,476

Peru - 0.7%
34,519	Cia de Minas Buenaventura SA ADR	1,415,279
18,919	Southern Copper Corp.	847,949

		2,263,228

Russia - 0.6%
23,283	Mechel ADR	734,113
32,934	Mobile TeleSystems ADR	629,369
11,745	Wimm-Bill-Dann Foods ADR	388,407

		1,751,889

South Africa - 0.8%
46,661	Sasol Ltd. ADR	2,278,457

South Korea - 5.0%
76,722	KB Financial Group, Inc. ADR	3,994,915
154,955	Korea Electric Power Corp. ADR	1,972,577
88,024	KT Corp. ADR	1,732,312
76,122	LG Display Co. Ltd. ADR	1,290,268
43,833	POSCO ADR	4,477,103
4,168	Shinhan Financial Group Co. Ltd. ADR	371,827
80,157	SK Telecom Co. Ltd. ADR	1,386,716

		15,225,718

Taiwan - 6.0%
161,184	AU Optronics Corp. ADR*	1,547,366
149,074	Chunghwa Telecom Co. Ltd. ADR	4,452,829
297,641	Siliconware Precision Industries Co. ADR	2,062,652
578,215	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,557,270
855,215	United Microelectronics Corp. ADR	2,719,584

		18,339,701

Turkey - 0.0% †
8,066	Turkcell Iletisim Hizmet AS ADR	124,700

	TOTAL COMMON STOCKS (Cost $77,548,377)	$89,147,105

PREFERRED SHARES - 8.6%
Brazil - 8.2%
220,566	Banco Bradesco SA ADR	4,173,109
9,728	Brasil Telecom SA ADR*	227,732
1,461	Centrais Eletricas Brasileiras SA ADR*	24,048
25,053	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	956,022
98,987	Cia de Bebidas das Americas ADR	2,642,953
24,132	Cia Energetica de Minas Gerais ADR	398,661
3,467	Cia Paranaense de Energia ADR	88,721

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Brazil (continued) - 8.2%
53,147	Gerdau SA ADR	$704,198
10,021	Gol Linhas Aereas Inteligentes SA ADR	145,104
268,330	Itau Unibanco Holding SA ADR	5,769,095
135,673	Petroleo Brasileiro SA ADR	4,511,127
7,376	Tam SA ADR	162,272
20,628	Tele Norte Leste Participacoes SA ADR*	326,335
1,099	Tim Participacoes SA ADR	41,762
152,935	Vale SA-SP ADR*	4,737,926

		24,909,065

Colombia - 0.4%
20,662	Bancolombia SA ADR	1,207,487

	TOTAL PREFERRED SHARES (Cost $22,890,721)	$26,116,552

SHORT TERM INVESTMENTS - 65.5%
Money Market Funds - 65.5%
199,539,974	Goldman Sachs Financial Square Government Fund, 0.10% (a)	199,539,974

	TOTAL SHORT TERM INVESTMENTS (Cost $199,539,974)	$199,539,974

	TOTAL INVESTMENTS (Cost $299,979,072) - 103.3% (b)	$314,803,631
	Liabilities in Excess of Other Assets - (3.3%)	(10,004,567)

	TOTAL NET ASSETS - 100.0%	$304,799,064

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$942,282	0.3%
Airlines	1,125,230	0.4
Beverages	3,751,904	1.2
Chemicals	3,196,981	1.1
Commercial Banks	25,021,928	8.2
Construction Materials	562,063	0.2
Diversified Telecommunication Services	7,605,152	2.5
Electric Utilities	3,997,473	1.3
Electronic Equipment & Instruments	2,837,634	0.9
Food & Staples Retailing	956,022	0.3
Food Products	543,052	0.2
Household Durables	168,644	0.1
Independent Power Producers & Energy Traders	15,190	0.0 †
Insurance	1,367,658	0.4
IT Services	5,272,213	1.7
Media	1,088,041	0.4
Metals & Mining	17,758,425	5.8
Oil, Gas & Consumable Fuels	16,851,890	5.5
Semiconductors & Semiconductor Equipment	12,339,506	4.0
Water Utilities	225,643	0.1
Wireless Telecommunication Services	9,636,726	3.2
Short Term Investments	199,539,974	65.5

Total Investments	314,803,631	103.3
Liabilities in Excess of Other Assets	(10,004,567)	(3.3)

Net Assets	$304,799,064	100.0%

Percentages are stated as a percent of net assets.

ADS — American Depositary Shares.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $237,721,938.
Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	7,000,000	$281,020,336	2/10/2011	$42,863,106
Merrill Lynch International	iShares MSCI Emerging Market Index	2,500,000	115,278,633	2/24/2011	(43,734)
BNP Paribas	iShares MSCI Emerging Market Index	2,000,000	93,173,181	12/22/2011-2/16/2012	(1,620,945)
Citibank N.A.	iShares MSCI Emerging Market Index	1,250,000	53,443,187	2/3/2012	4,172,118
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	2,000,000	95,740,000	2/22/2012	(4,139,404)
Deutsche Bank AG London	iShares MSCI Emerging Market Index	2,690,000	125,836,219	6/30/2014	(2,534,112)

			$764,491,556		$38,697,029

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 82.4%
Money Market Funds - 82.4%
115,366,749	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$115,366,749

	TOTAL SHORT TERM INVESTMENTS (Cost $115,366,749)	$115,366,749

	TOTAL INVESTMENTS (Cost $115,366,749) - 82.4%	$115,366,749
	Other Assets in Excess of Liabilities - 17.6%	24,670,734

	TOTAL NET ASSETS - 100.0%	$140,037,483

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $79,019,333.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	iShares MSCI Emerging Market Index	1,400,000	$65,156,519	2/24/2011	$856,329
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	3,000,000	133,868,321	11/7/2011	(4,063,636)
BNP Paribas	iShares MSCI Emerging Market Index	1,135,000	53,300,638	12/22/2011-3/22/2012	1,251,734
Citibank N.A.	iShares MSCI Emerging Market Index	560,000	23,358,527	2/10/2012	(2,588,311)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	1,200,000	56,850,333	2/22/2012	1,868,460
Deutsche Bank AG London	iShares MSCI Emerging Market Index	1,877,000	87,546,140	6/25/2014	1,451,885

			$420,080,478		$(1,223,539)

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 24.1%
Brazil - 6.9%
11,741	Centrais Eletricas Brasileiras SA ADR*	$160,030
36,125	Cia Siderurgica Nacional SA ADR	616,293
7,754	Embraer SA ADR	255,882
9,823	Fibria Celulose SA ADR*	150,390
39,647	Petroleo Brasileiro SA ADR	1,456,235

		2,638,830

Chile - 5.8%
2,790	Banco de Chile ADR	235,504
7,532	Banco Santander Chile ADR	639,316
6,786	Empresa Nacional de Electricidad SA ADR	354,229
13,517	Enersis SA ADR	280,613
13,161	Lan Airlines SA ADR	369,166
6,835	Sociedad Quimica y Minera de Chile SA ADR	365,536

		2,244,364

Mexico - 8.7%
35,530	America Movil SAB de CV ADR Series L	2,024,855
39,218	Cemex SAB de CV ADR*	371,394
8,967	Fomento Economico Mexicano SAB de CV ADR	475,879
14,077	Grupo Televisa SA ADR*	338,692
8,687	Telefonos de Mexico SAB de CV ADR Series L	150,372

		3,361,192

Peru - 2.7%
8,100	Cia de Minas Buenaventura SA ADR	332,100
3,320	Credicorp Ltd.	346,143
7,988	Southern Copper Corp.	358,022

		1,036,265

	TOTAL COMMON STOCKS (Cost $7,869,084)	$9,280,651

PREFERRED SHARES - 22.5%
Brazil - 22.5%
45,980	Banco Bradesco SA ADR	869,942
35,885	Cia de Bebidas das Americas ADR	958,130
20,641	Cia Energetica de Minas Gerais ADR	340,989
6,318	Cia Paranaense de Energia ADR	161,678
33,477	Gerdau SA ADR	443,570
93,375	Itau Unibanco Holding SA ADR	2,007,562
28,493	Petroleo Brasileiro SA ADR	947,392
13,614	Tele Norte Leste Participacoes SA ADR*	215,373
87,114	Vale SA-SP ADR*	2,698,792

	TOTAL PREFERRED SHARES (Cost $7,336,415)	$8,643,428

SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
20,056,610	Goldman Sachs Financial Square Government Fund, 0.10% (a)	20,056,610

	TOTAL SHORT TERM INVESTMENTS (Cost $20,056,610)	$20,056,610

	TOTAL INVESTMENTS (Cost $35,262,109) - 98.8% (b)	$37,980,689
	Other Assets in Excess of Liabilities - 1.2%	476,445

	TOTAL NET ASSETS - 100.0%	$38,457,134

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$255,882	0.7%
Airlines	369,166	1.0
Beverages	1,434,008	3.7
Chemicals	365,536	0.9
Commercial Banks	4,098,467	10.7
Construction Materials	371,394	1.0
Diversified Telecommunication Services	365,746	0.9
Electric Utilities	943,310	2.4
Independent Power Producers & Energy Traders	354,229	0.9
Media	338,692	0.9
Metals & Mining	4,448,777	11.6
Oil, Gas & Consumable Fuels	2,403,627	6.2
Paper & Forest Products	150,390	0.4
Wireless Telecommunication Services	2,024,855	5.3
Short Term Investments	20,056,610	52.2

Total Investments	37,980,689	98.8
Other Assets in Excess of Liabilities	476,445	1.2

Net Assets	$38,457,134	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,161,216.
Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	S&P Latin America 40 Index	749,940	$34,212,831	9/12/2011	$4,576,715
Morgan Stanley Capital Services	S&P Latin America 40 Index	545,250	28,967,009	3/5/2012	(451,850)
Deutsche Bank AG London	S&P Latin America 40 Index	601,900	27,228,524	12/18/2014	3,858,516

			$90,408,364		$7,983,381

Direxion Daily Latin America Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 128.2%
Money Market Funds - 128.2%
4,818,061	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$4,818,061

	TOTAL SHORT TERM INVESTMENTS (Cost $4,818,061)	$4,818,061

	TOTAL INVESTMENTS (Cost $4,818,061) - 128.2%	$4,818,061
	Liabilities in Excess of Other Assets - (28.2%)	(1,059,123)

	TOTAL NET ASSETS - 100.0%	$3,758,938

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,874,279.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	S&P Latin America 40 Index	112,515	$5,175,050	9/12/2011	$(650,109)
Morgan Stanley Capital Services	S&P Latin America 40 Index	56,750	2,931,218	3/5/2012	(14,624)
Deutsche Bank AG London	S&P Latin America 40 Index	50,300	2,243,850	12/18/2014	(368,725)

			$10,350,118		$(1,033,458)

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 7.0%
Computers & Peripherals - 0.3%
3,347	SanDisk Corp.*	$151,853

Semiconductors & Semiconductor Equipment - 6.7%
16,281	Advanced Micro Devices, Inc.*	127,480
4,254	Altera Corp.	159,823
24,018	Applied Materials, Inc.	376,842
1,710	Atheros Communications, Inc.*	76,249
5,715	Avago Technologies Ltd.	164,078
6,712	Broadcom Corp. Class A	302,644
1,652	Cirrus Logic, Inc.*	34,742
2,291	Cree, Inc.*	115,673
737	Hittite Microwave Corp.*	44,058
14,136	Intel Corp.	303,359
3,990	KLA-Tencor Corp.	175,879
2,938	Lam Research Corp.*	146,577
4,578	Linear Technology Corp.	159,269
12,887	Marvell Technology Group Ltd.*	244,982
5,432	MEMC Electronic Materials, Inc.*	60,241
20,559	Micron Technology, Inc.*	216,692
1,204	MKS Instruments, Inc.*	34,567
5,721	National Semiconductor Corp.	86,730
1,525	Netlogic Microsystems, Inc.*	53,161
2,155	Novellus Systems, Inc.*	77,731
10,977	NVIDIA Corp.*	262,570
668	Power Integrations, Inc.	24,669
549	Rubicon Technology, Inc.*	9,887
1,794	STMicroelectronics NV	21,743
13,886	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	181,490
4,331	Teradyne, Inc.*	72,241
9,389	Texas Instruments, Inc.	318,381
952	Veeco Instruments, Inc.*	41,183
5,504	Xilinx, Inc.	177,229

		4,070,170

	TOTAL COMMON STOCKS (Cost $4,312,114)	$4,222,023

SHORT TERM INVESTMENTS - 86.1%
Money Market Funds- 86.1%
51,911,528	Goldman Sachs Financial Square Government Fund, 0.10% (a)	51,911,528

	TOTAL SHORT TERM INVESTMENTS (Cost $51,911,528)	$51,911,528

	TOTAL INVESTMENTS (Cost $56,223,642) - 93.1% (b)	$56,133,551
	Other Assets in Excess of Liabilities - 6.9%	4,173,793

	TOTAL NET ASSETS - 100.0%	$60,307,344

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,047,629.

Direxion Daily Semiconductor Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	174,760	$60,406,596	9/12/2011	$16,826,312
Merrill Lynch International	PHLX Semiconductor Sector Index	58,045	25,775,876	9/28/2011	(179,471)
BNP Paribas	PHLX Semiconductor Sector Index	24,230	9,865,202	12/22/2011-2/16/2012	808,316
Deutsche Bank AG London	PHLX Semiconductor Sector Index	144,120	49,936,486	3/11/2015	13,747,490

			$145,984,160		$31,202,647

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 119.2%
Money Market Funds - 119.2%
19,202,692	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$19,202,692

	TOTAL SHORT TERM INVESTMENTS (Cost $19,202,692)	$19,202,692

	TOTAL INVESTMENTS (Cost $19,202,692) - 119.2%	$19,202,692
	Liabilities in Excess of Other Assets - (19.2%)	(3,089,751)

	TOTAL NET ASSETS - 100.0%	$16,112,941

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,754,001.
Direxion Daily Semiconductor Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	42,640	$14,996,578	9/12/2011	$(3,851,702)
Merrill Lynch International	PHLX Semiconductor Sector Index	53,510	23,466,981	9/28/2011	(110,088)
BNP Paribas	PHLX Semiconductor Sector Index	13,600	5,257,660	12/22/2011-2/16/2012	(747,149)

			$43,721,219		$(4,708,939)

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 16.0%
Electrical Equipment - 0.1%
1,539	First Solar, Inc.*	$237,899
2,711	SunPower Corp. Class A*	36,436

		274,335

Energy Equipment & Services - 3.1%
1,565	Atwood Oceanics, Inc.*	63,257
11,940	Baker Hughes, Inc.	818,010
6,791	Cameron International Corp.*	361,960
1,246	Core Laboratories NV	113,710
1,916	Diamond Offshore Drilling, Inc.	137,396
2,295	Dresser-Rand Group, Inc.*	105,409
1,761	Exterran Holdings, Inc.*	43,691
3,385	FMC Technologies, Inc.*	318,190
25,286	Halliburton Co.	1,137,870
2,621	Helmerich & Payne, Inc.	153,931
7,938	Nabors Industries Ltd.*	193,687
11,661	National Oilwell Varco, Inc.	861,748
1,537	Oceaneering International, Inc.*	118,703
1,395	Oil States International, Inc.*	94,525
4,285	Patterson-UTI Energy, Inc.	100,012
4,882	Pride International, Inc.*	158,665
3,512	Rowan Cos, Inc.*	120,391
38,008	Schlumberger Ltd.	3,382,332
593	SEACOR Holdings, Inc.*	62,674
2,186	Superior Energy Services, Inc.*	76,772
1,123	Unit Corp.*	57,498
20,595	Weatherford International Ltd.*	488,514

		8,968,945

Metals & Mining - 0.1%
1,497	Walter Energy, Inc.	195,014

Oil, Gas & Consumable Fuels - 12.7%
3,370	Alpha Natural Resources, Inc.*	181,070
13,770	Anadarko Petroleum Corp.	1,061,392
10,624	Apache Corp.	1,268,081
4,519	Arch Coal, Inc.	154,776
2,182	Atlas Energy, Inc.*	96,663
2,893	Cabot Oil & Gas Corp.	120,436
18,120	Chesapeake Energy Corp.	535,084
55,892	Chevron Corp.	5,305,827
2,332	Cimarex Energy Co.	242,831
2,039	Cobalt International Energy, Inc.*	27,628
1,320	Comstock Resources, Inc.*	36,564
2,860	Concho Resources, Inc.*	275,275
41,420	ConocoPhillips	2,959,873
6,283	CONSOL Energy, Inc.	312,265
856	Continental Resources, Inc.*	54,964
11,109	Denbury Resources, Inc.*	226,068
12,436	Devon Energy Corp.	1,102,949
19,584	El Paso Corp.	310,994
7,041	EOG Resources, Inc.	749,092
4,134	EQT Corp.	199,217
4,089	EXCO Resources, Inc.	82,107
141,824	Exxon Mobil Corp.	11,442,360
3,127	Forest Oil Corp.*	121,328
2,948	Frontier Oil Corp.*	61,318
8,308	Hess Corp.	698,869
1,239	Holly Corp.	60,798
19,747	Marathon Oil Corp.	902,438
2,866	Massey Energy Co.	180,157
5,325	Murphy Oil Corp.	353,047
3,711	Newfield Exploration Co.*	271,534
4,855	Noble Energy, Inc.	442,290
22,600	Occidental Petroleum Corp.	2,184,968
7,478	Peabody Energy Corp.	474,255
8,409	Petrohawk Energy Corp.*	168,600
3,223	Pioneer Natural Resources Co.	306,701
3,898	Plains Exploration & Production Co.*	137,989
4,868	QEP Resources, Inc.	197,835
3,277	Quicksilver Resources, Inc.*	49,188
4,430	Range Resources Corp.	220,924
10,016	SandRidge Energy, Inc.*	74,519
1,750	SM Energy Co.	108,780
9,634	Southwestern Energy Co.*	380,543
18,030	Spectra Energy Corp.	472,927
3,353	Sunoco, Inc.	142,335
3,932	Tesoro Corp.*	75,691
4,237	Ultra Petroleum Corp.*	202,232
15,736	Valero Energy Corp.	399,065
1,631	Whiting Petroleum Corp.*	205,963
16,263	Williams Cos, Inc.	438,938

		36,078,748

	TOTAL COMMON STOCKS (Cost $43,873,503)	$45,517,042

SHORT TERM INVESTMENTS - 94.7%
Money Market Funds - 94.7%
269,183,559	Goldman Sachs Financial Square Government Fund, 0.10% (a)	269,183,559

	TOTAL SHORT TERM INVESTMENTS (Cost $269,183,559)	$269,183,559

	TOTAL INVESTMENTS (Cost $313,057,062) - 110.7% (b)	$314,700,601
	Liabilities in Excess of Other Assets - (10.7%)	(30,569,882)

	TOTAL NET ASSETS - 100.0%	$284,130,719

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $188,645,720.

Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Citibank N.A.	Russell 1000 Energy Index	82,000	$52,702,158	12/28/2011	$14,678,426
BNP Paribas	Russell 1000 Energy Index	110,900	82,730,958	2/16/2012-3/22/2012	8,034,634
Morgan Stanley Capital Services	Russell 1000 Energy Index	232,950	185,867,294	2/22/2012	4,805,144
Credit Suisse Capital, LLC	Russell 1000 Energy Index	393,800	316,942,054	7/27/2012	5,433,987
Deutsche Bank AG London	Russell 1000 Energy Index	166,050	132,989,420	12/16/2014	2,926,782

			$771,231,884		$35,878,973

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 121.3%
Money Market Funds - 121.3%
69,915,245	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$69,915,245

	TOTAL SHORT TERM INVESTMENTS (Cost $69,915,245)	$69,915,245

	TOTAL INVESTMENTS (Cost $69,915,245) - 121.3%	$69,915,245
	Liabilities in Excess of Other Assets - (21.3%)	(12,254,295)

	TOTAL NET ASSETS - 100.0%	$57,660,950

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,555,114.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
BNP Paribas	Russell 1000 Energy Index	44,100	$32,324,911	2/16/2012-3/22/2012	$(3,810,387)
Credit Suisse Capital, LLC	Russell 1000 Energy Index	121,800	93,956,784	7/11/2012	(5,766,557)
Deutsche Bank AG London	Russell 1000 Energy Index	22,250	17,526,236	12/16/2014	(700,857)
Morgan Stanley Capital Services	Russell 1000 Energy Index	23,150	18,144,021	12/17/2014	(811,680)

			$161,951,952		$(11,089,481)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 5.9%
Capital Markets - 0.9%
2,277	Affiliated Managers Group, Inc.*	$231,867
11,486	Ameriprise Financial, Inc.	708,112
8,547	Ares Capital Corp.	143,504
54,096	Bank of New York Mellon Corp.	1,689,418
4,170	BlackRock, Inc.	825,743
44,127	Charles Schwab Corp.	796,492
9,815	E*Trade Financial Corp.*	162,536
5,261	Eaton Vance Corp.	159,408
3,970	Federated Investors, Inc. Class B	107,508
6,632	Franklin Resources, Inc.	800,151
22,958	Goldman Sachs Group, Inc.	3,756,388
1,313	Greenhill & Co., Inc.	91,149
20,880	Invesco Ltd.	516,571
8,194	Janus Capital Group, Inc.	105,785
5,197	Jefferies Group, Inc.	129,977
4,102	Lazard Ltd. Class A	171,136
6,895	Legg Mason, Inc.	228,431
770	LPL Investment Holdings, Inc.*	26,380
67,479	Morgan Stanley	1,983,883
10,784	Northern Trust Corp.	560,552
4,428	Raymond James Financial, Inc.	160,382
6,673	SEI Investments Co.	154,480
22,374	State Street Corp.	1,045,313
11,576	T. Rowe Price Group, Inc.	763,090
10,399	TD Ameritrade Holding Corp.	212,348
3,853	Waddell & Reed Financial, Inc. Class A	139,170

		15,669,774

Commercial Banks - 1.0%
7,710	Associated Banc-Corp.	107,786
3,721	BancorpSouth, Inc.	58,196
2,141	Bank of Hawaii Corp.	100,349
30,867	BB&T Corp.	853,164
1,127	BOK Financial Corp.	58,243
14,388	CapitalSource, Inc.	111,075
8,923	CIT Group, Inc.*	425,538
2,028	City National Corp.	117,198
7,864	Comerica, Inc.	300,405
3,395	Commerce Bancshares, Inc.	139,636
2,341	Cullen/Frost Bankers, Inc.	135,263
6,596	East West Bancorp, Inc.	143,199
40,926	Fifth Third Bancorp	608,570
240	First Citizens BancShares, Inc. Class A	48,281
11,743	First Horizon National Corp.*	133,048
8,846	Fulton Financial Corp.	91,291
38,500	Huntington Bancshares, Inc.	278,740
39,211	KeyCorp	348,978
3,282	M&T Bank Corp.	283,794
23,515	Marshall & Ilsley Corp.	164,370
23,460	PNC Financial Services Group, Inc.	1,407,600
45,612	Popular, Inc.*	146,414
56,011	Regions Financial Corp.	397,678
22,292	SunTrust Banks, Inc.	678,346
34,923	Synovus Financial Corp.	92,197
6,338	TCF Financial Corp.	94,690
85,488	U.S. Bancorp	2,308,176
7,180	Valley National Bancorp	97,145
217,028	Wells Fargo & Co.	7,036,048
4,065	Wilmington Trust Corp.	17,805
8,154	Zions Bancorporation	192,271

		16,975,494

Consumer Finance - 0.2%
46,771	American Express Co.	2,028,926
20,359	Capital One Financial Corp.	980,489
24,253	Discover Financial Services	499,369
235	Green Dot Corp. Class A*	14,784
21,663	SLM Corp.*	312,164

		3,835,732

Diversified Financial Services - 1.2%
447,451	Bank of America Corp.	6,143,502
530	CBOE Holdings, Inc.	12,195
943,489	Citigroup, Inc.*	4,547,617
2,929	CME Group, Inc.	903,772
1,616	Interactive Brokers Group, Inc. Class A*	26,131
3,296	IntercontinentalExchange, Inc.*	397,135
177,441	JPMorgan Chase & Co.	7,974,199
8,692	Leucadia National Corp.	282,664
9,154	Moody’s Corp.	268,853
4,912	MSCI, Inc. Class A*	168,138
5,098	NASDAQ OMX Group, Inc.*	124,799
11,640	NYSE Euronext	370,268

		21,219,273

Insurance - 1.4%
15,103	ACE Ltd.	930,194
20,943	Aflac, Inc.	1,205,898
299	Alleghany Corp.*	92,325
1,901	Allied World Assurance Co. Holdings Ltd.	114,687
23,990	Allstate Corp.	747,049
3,830	American Financial Group, Inc.	124,590
5,700	American International Group, Inc.*	229,995
312	American National Insurance Co.	26,015
14,655	Aon Corp.	670,320
2,069	Arch Capital Group Ltd.*	182,589
4,627	Arthur J. Gallagher & Co.	137,329

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Insurance (continued) - 1.4%
3,450	Aspen Insurance Holdings Ltd.	$103,673
4,989	Assurant, Inc.	195,718
8,221	Assured Guaranty Ltd.	118,876
5,351	Axis Capital Holdings Ltd.	190,389
77,131	Berkshire Hathaway, Inc. Class B*	6,305,459
5,048	Brown & Brown, Inc.	124,988
13,600	Chubb Corp.	787,848
6,519	Cincinnati Financial Corp.	208,869
1,177	CNA Financial Corp.*	31,626
1,847	Endurance Specialty Holdings Ltd.	85,867
1,277	Erie Indemnity Co. Class A	84,818
2,454	Everest Re Group Ltd.	206,823
10,245	Fidelity National Financial, Inc. Class A	137,795
21,812	Genworth Financial, Inc. Class A*	295,989
2,001	Hanover Insurance Group, Inc.	94,647
19,807	Hartford Financial Services Group, Inc.	550,238
5,129	HCC Insurance Holdings, Inc.	155,306
13,491	Lincoln National Corp.	389,080
14,034	Loews Corp.	562,062
439	Markel Corp.*	176,698
24,139	Marsh & McLennan Cos, Inc.	672,995
6,841	MBIA, Inc.*	73,199
1,191	Mercury General Corp.	50,558
29,033	MetLife, Inc.	1,328,840
11,540	Old Republic International Corp.	141,134
1,028	OneBeacon Insurance Group Ltd. Class A	14,135
3,491	PartnerRe Ltd.	285,843
14,261	Principal Financial Group, Inc.	467,333
29,898	Progressive Corp.*	592,279
3,816	Protective Life Corp.	105,207
20,699	Prudential Financial, Inc.	1,273,196
3,264	Reinsurance Group of America, Inc.	187,876
2,445	RenaissanceRe Holdings Ltd.	160,441
2,114	StanCorp Financial Group, Inc.	94,306
1,557	Symetra Financial Corp.	20,599
3,681	Torchmark Corp.	229,326
2,870	Transatlantic Holdings, Inc.	147,662
19,381	Travelers Cos, Inc.	1,090,375
2,268	Unitrin, Inc.	61,032
14,845	Unum Group	370,234
3,287	Validus Holdings Ltd.	99,925
5,360	W.R. Berkley Corp.	151,420
59	Wesco Financial Corp.	22,172
340	White Mountains Insurance Group Ltd.	115,600
14,415	XL Group PLC	330,392

		23,353,839

IT Services - 0.3%
2,381	Alliance Data Systems Corp.*	168,432
5,650	Broadridge Financial Solutions, Inc.	129,328
5,215	CoreLogic, Inc.	104,561
11,771	Fidelity National Information Services, Inc.	358,192
6,804	Fiserv, Inc.*	420,283
3,640	Global Payments, Inc.	171,954
4,228	Lender Processing Services, Inc.	134,197
4,342	MasterCard, Inc. Class A	1,026,926
7,343	Total System Services, Inc.	127,842
20,825	Visa, Inc. Class A	1,454,626
29,975	Western Union Co.	607,893

		4,704,234

Media - 0.0% †
982	Morningstar, Inc.	52,458
16,678	Thomson Reuters Corp.	667,287

		719,745

Professional Services - 0.0% †
2,246	Dun & Bradstreet Corp.	190,798
5,645	Equifax, Inc.	201,639
2,160	IHS, Inc. Class A*	177,034

		569,471

Real Estate Investment Trusts - 0.8%
2,445	Alexandria Real Estate Equities, Inc.	188,363
7,502	AMB Property Corp.	251,692
27,639	Annaly Capital Management, Inc.	492,803
5,211	Apartment Investment & Management Co. Class A	133,193
3,699	AvalonBay Communities, Inc.	428,825
6,198	Boston Properties, Inc.	584,905
5,858	Brandywine Realty Trust	67,953
2,843	BRE Properties, Inc.	126,940
2,938	Camden Property Trust	162,853
44,965	Chimera Investment Corp.	188,853
3,214	CommonWealth REIT	85,717
2,983	Corporate Office Properties Trust	109,029
8,887	Developers Diversified Realty Corp.	120,863
3,884	Digital Realty Trust, Inc.	211,290
5,451	Douglas Emmett, Inc.	100,462

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 0.8%
11,214	Duke Realty Corp.	$153,632
12,617	Equity Residential	683,715
1,345	Essex Property Trust, Inc.	156,020
2,734	Federal Realty Investment Trust	219,896
18,317	General Growth Properties, Inc.*	271,275
16,543	HCP, Inc.	613,580
6,533	Health Care REIT, Inc.	320,640
5,505	Hospitality Properties Trust	136,909
29,355	Host Hotels & Resorts, Inc.	543,361
18,091	Kimco Realty Corp.	327,266
5,048	Liberty Property Trust	175,519
5,786	Macerich Co.	281,547
3,536	Mack-Cali Realty Corp.	123,831
5,632	Nationwide Health Properties, Inc.	211,482
2,332	Piedmont Office Realty Trust, Inc. Class A	46,127
7,266	Plum Creek Timber Co., Inc.	304,227
25,380	ProLogis	378,670
6,257	Public Storage	681,888
3,577	Rayonier, Inc.	211,794
5,265	Realty Income Corp.	184,064
3,649	Regency Centers Corp.	157,308
6,325	Senior Housing Properties Trust	141,806
13,057	Simon Property Group, Inc.	1,324,633
3,477	SL Green Realty Corp.	252,987
2,436	Taubman Centers, Inc.	127,525
8,113	UDR, Inc.	190,493
6,995	Ventas, Inc.	387,943
7,203	Vornado Realty Trust	634,512
5,360	Weingarten Realty Investors	131,427
23,877	Weyerhaeuser Co.	553,469

		13,181,287

Real Estate Management & Development - 0.0% †
12,713	CB Richard Ellis Group, Inc. Class A*	282,101
5,682	Forest City Enterprises, Inc. Class A*	96,083
1,308	Howard Hughes Corp.*	65,766
1,874	Jones Lang LaSalle, Inc.	166,111
4,133	St. Joe Co.*	113,286

		723,347

Software - 0.0% †
2,083	Factset Research Systems, Inc.	209,966

Thrifts & Mortgage Finance - 0.1%
2,072	Capitol Federal Financial, Inc.	25,258
9,322	First Niagara Financial Group, Inc.	129,389
21,065	Hudson City Bancorp, Inc.	231,294
19,422	New York Community Bancorp, Inc.	355,811
16,665	People’s United Financial, Inc.	215,145
3,563	TFS Financial Corp.	34,739
5,016	Washington Federal, Inc.	86,727

		1,078,363

	TOTAL COMMON STOCKS (Cost $103,585,256)	$102,240,525

SHORT TERM INVESTMENTS - 98.5%
Money Market Funds - 98.5%
1,711,931,299	Goldman Sachs Financial Square Government Fund, 0.10% (a)	1,711,931,299

	TOTAL SHORT TERM INVESTMENTS (Cost $1,711,931,299)	$1,711,931,299

	TOTAL INVESTMENTS (Cost $1,815,516,555) - 104.4% (b)	$1,814,171,824
	Liabilities in Excess of Other Assets - (4.4%)	(77,178,886)

	TOTAL NET ASSETS - 100.0%	$1,736,992,938

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,136,570,362.

Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	Russell 1000 Financial Services Index	1,181,900	$998,330,026	2/24/2011	$28,686,064
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	1,282,100	981,595,526	8/10/2011	135,800,980
BNP Paribas	Russell 1000 Financial Services Index	1,474,800	1,140,658,129	8/18/2011-2/16/2012	143,949,835
Citibank N.A.	Russell 1000 Financial Services Index	435,000	335,051,347	12/28/2011	43,392,668
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	820,000	720,591,400	2/22/2012	(8,668,163)
Deutsche Bank AG London	Russell 1000 Financial Services Index	691,500	591,266,821	7/17/2014	9,352,832

			$4,767,493,249		$352,514,216

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 114.2%
Money Market Funds - 114.2%
1,084,174,230	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$1,084,174,230

	TOTAL SHORT TERM INVESTMENTS (Cost $1,084,174,230)	$1,084,174,230

	TOTAL INVESTMENTS (Cost $1,084,174,230) - 114.2%	$1,084,174,230
	Liabilities in Excess of Other Assets - (14.2%)	(134,556,762)

	TOTAL NET ASSETS - 100.0%	$949,617,468

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $685,942,481.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch International	Russell 1000 Financial Services Index	1,047,500	$898,002,430	2/24/2011	$(12,122,398)
BNP Paribas	Russell 1000 Financial Services Index	577,700	461,541,914	12/22/2011-3/22/2012	(42,104,544)
Citibank N.A.	Russell 1000 Financial Services Index	183,000	139,591,916	12/29/2011	(20,869,073)
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	417,800	367,150,106	2/22/2012	4,191,145
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	795,200	681,868,096	7/11/2012	(8,910,518)
Deutsche Bank AG London	Russell 1000 Financial Services Index	260,800	224,421,835	6/25/2014	(2,088,446)

			$2,772,576,297		$(81,903,834)

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 8.3%
Real Estate Investment Trusts - 8.3%
1,238	Acadia Realty Trust	$22,878
73	Alexander’s, Inc.	29,542
1,673	Alexandria Real Estate Equities, Inc.	128,888
5,191	AMB Property Corp.	174,158
2,004	American Campus Communities, Inc.	64,809
3,611	Apartment Investment & Management Co. Class A	92,297
1,444	Ashford Hospitality Trust, Inc.*	14,079
1,244	Associated Estates Realty Corp.	18,424
2,627	AvalonBay Communities, Inc.	304,548
3,958	BioMed Realty Trust, Inc.	70,650
4,296	Boston Properties, Inc.	405,414
4,072	Brandywine Realty Trust	47,235
1,972	BRE Properties, Inc.	88,050
2,068	Camden Property Trust	114,629
1,764	CapLease, Inc.	9,737
4,045	CBL & Associates Properties, Inc.	69,008
1,822	Cedar Shopping Centers, Inc.	11,023
535	Chesapeake Lodging Trust	9,791
2,081	Colonial Properties Trust	39,934
2,223	CommonWealth REIT	59,287
2,035	Corporate Office Properties Trust	74,379
2,910	Cousins Properties, Inc.	24,793
6,516	DCT Industrial Trust, Inc.	36,099
6,558	Developers Diversified Realty Corp.	89,189
5,093	DiamondRock Hospitality Co.*	61,778
2,695	Digital Realty Trust, Inc.	146,608
3,411	Douglas Emmett, Inc.	62,865
7,758	Duke Realty Corp.	106,285
1,824	DuPont Fabros Technology, Inc.	41,806
828	EastGroup Properties, Inc.	36,093
2,167	Education Realty Trust, Inc.	16,903
1,432	Entertainment Properties Trust	65,915
900	Equity Lifestyle Properties, Inc.	51,192
1,573	Equity One, Inc.	29,336
8,739	Equity Residential	473,566
932	Essex Property Trust, Inc.	108,112
2,559	Extra Space Storage, Inc.	49,210
1,890	Federal Realty Investment Trust	152,013
2,992	FelCor Lodging Trust, Inc.*	21,034
1,774	First Industrial Realty Trust, Inc.*	18,130
1,492	First Potomac Realty Trust	24,021
2,213	Franklin Street Properties Corp.	33,173
13,319	General Growth Properties, Inc.*	197,254
810	Getty Realty Corp.	23,522
3,010	Glimcher Realty Trust	26,518
905	Government Properties Income Trust	23,440
10,785	HCP, Inc.	400,016
4,473	Health Care REIT, Inc.	219,535
1,964	Healthcare Realty Trust, Inc.	41,244
4,558	Hersha Hospitality Trust	30,037
2,214	Highwoods Properties, Inc.	72,553
1,158	Home Properties, Inc.	64,477
3,809	Hospitality Properties Trust	94,730
20,434	Host Hotels & Resorts, Inc.	378,233
2,372	Inland Real Estate Corp.	22,012
2,391	Investors Real Estate Trust	21,376
1,616	Kilroy Realty Corp.	61,634
12,512	Kimco Realty Corp.	226,342
1,954	Kite Realty Group Trust	10,317
2,151	LaSalle Hotel Properties	59,733
3,995	Lexington Realty Trust	33,838
3,502	Liberty Property Trust	121,765
715	LTC Properties, Inc.	19,548
4,008	Macerich Co.	195,029
2,444	Mack-Cali Realty Corp.	85,589
3,423	Medical Properties Trust, Inc.	37,585
1,010	Mid-America Apartment Communities, Inc.	64,387
776	National Health Investors, Inc.	35,486
2,563	National Retail Properties, Inc.	63,691
3,812	Nationwide Health Properties, Inc.	143,141
2,922	OMEGA Healthcare Investors, Inc.	65,102
673	Parkway Properties, Inc.	11,374
1,171	Pebblebrook Hotel Trust	24,076
1,624	Pennsylvania Real Estate Investment Trust	22,184
2,882	Piedmont Office Realty Trust, Inc. Class A	57,006
1,503	Post Properties, Inc.	55,656
17,170	ProLogis	256,176
608	PS Business Parks, Inc.	35,392
4,458	Public Storage	485,833
1,109	Ramco-Gershenson Properties Trust	14,262
3,610	Realty Income Corp.	126,206
2,527	Regency Centers Corp.	108,939
1,290	Retail Opportunity Investments Corp.	12,636
728	Sabra Health Care REIT, Inc.	13,548
427	Saul Centers, Inc.	20,218
4,084	Senior Housing Properties Trust	91,563
9,032	Simon Property Group, Inc.	916,296
2,409	SL Green Realty Corp.	175,279
858	Sovran Self Storage, Inc.	32,982
4,672	Strategic Hotels & Resorts, Inc.*	25,743
537	Sun Communities, Inc.	17,785
3,639	Sunstone Hotel Investors, Inc.*	37,154

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 8.3%
2,492	Tanger Factory Outlet Centers, Inc.	$65,066
1,689	Taubman Centers, Inc.	88,419
5,529	UDR, Inc.	129,821
361	Universal Health Realty Income Trust	13,122
645	Urstadt Biddle Properties, Inc. Class A	12,519
2,595	U-Store-It Trust	25,068
4,845	Ventas, Inc.	268,704
5,059	Vornado Realty Trust	445,647
1,929	Washington Real Estate Investment Trust	59,182
3,531	Weingarten Realty Investors	86,580
730	Winthrop Realty Trust	8,979

		10,078,430

	TOTAL COMMON STOCKS (Cost $9,881,212)	$10,078,430

SHORT TERM INVESTMENTS - 87.2%
Money Market Funds - 87.2%
105,442,518	Goldman Sachs Financial Square Government Fund, 0.10% (a)	105,442,518

	TOTAL SHORT TERM INVESTMENTS (Cost $105,442,518)	$105,442,518

	TOTAL INVESTMENTS (Cost $115,323,730) - 95.5% (b)	$115,520,948
	Other Assets in Excess of Liabilities - 4.5%	5,382,141

	TOTAL NET ASSETS - 100.0%	$120,903,089

Percentages are stated as a percent of net assets.

REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,010,197.

Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	MSCI US REIT Index	211,850	$123,176,355	2/7/2011	$48,835,875
Merrill Lynch International	MSCI US REIT Index	69,550	52,213,557	2/24/2011	2,555,621
Morgan Stanley Capital Services	MSCI US REIT Index	61,500	46,463,067	7/6/2011	2,684,488
BNP Paribas	MSCI US REIT Index	59,200	44,375,481	12/22/2011-3/22/2012	2,314,120
Deutsche Bank AG London	MSCI US REIT Index	47,230	36,252,552	7/17/2014	858,811

			$302,481,012		$57,248,915

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 123.0%
Money Market Funds- 123.0%
58,966,672	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$58,966,672

	TOTAL SHORT TERM INVESTMENTS (Cost $58,966,672)	$58,966,672

	TOTAL INVESTMENTS (Cost $58,966,672) - 123.0%	$58,966,672
	Liabilities in Excess of Other Assets - (23.0%)	(11,032,284)

	TOTAL NET ASSETS - 100.0%	$47,934,388

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,282,022.
Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	MSCI US REIT Index	65,150	$45,184,158	2/22/2011	$(6,970,733)
Merrill Lynch International	MSCI US REIT Index	33,300	24,929,656	2/24/2011	(1,434,948)
Morgan Stanley Capital Services	MSCI US REIT Index	26,200	19,560,648	6/14/2011	(1,891,589)
BNP Paribas	MSCI US REIT Index	23,100	17,412,169	2/16/2012-3/22/2012	(834,535)
Deutsche Bank AG London	MSCI US REIT Index	35,510	26,849,730	7/17/2014	(1,099,118)

			$133,936,361		$(12,230,923)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 22.0%
Communications Equipment - 2.7%
9,996	Brocade Communications Systems, Inc.*	$56,378
1,975	Ciena Corp.*	43,509
122,029	Cisco Systems, Inc.*	2,580,913
787	EchoStar Corp. Class A*	21,446
1,719	F5 Networks, Inc.*	186,305
2,771	Harris Corp.	128,962
4,610	JDS Uniphase Corp.*	78,232
11,233	Juniper Networks, Inc.*	416,969
6,206	Motorola Mobility Holdings, Inc.*	172,961
7,096	Motorola Solutions, Inc.*	275,112
1,826	Polycom, Inc.*	80,070
35,052	QUALCOMM, Inc.	1,897,365
8,226	Tellabs, Inc.	43,598

		5,981,820

Computers & Peripherals - 5.2%
19,441	Apple, Inc.*	6,596,720
36,356	Dell, Inc.*	478,445
1,401	Diebold, Inc.	42,955
43,921	EMC Corp.*	1,093,194
46,815	Hewlett-Packard Co.	2,138,977
3,414	NCR Corp.*	55,989
7,362	NetApp, Inc.*	402,922
2,238	QLogic Corp.*	39,859
4,916	SanDisk Corp.*	223,039
10,419	Seagate Technology PLC*	145,866
4,889	Western Digital Corp.*	166,324

		11,384,290

Electronic Equipment, Instruments & Components - 0.7%
3,708	Amphenol Corp. Class A	205,201
2,599	Arrow Electronics, Inc.*	98,242
3,245	Avnet, Inc.*	115,587
1,037	AVX Corp.	16,260
33,352	Corning, Inc.	740,748
1,136	Dolby Laboratories, Inc. Class A*	67,819
3,354	Ingram Micro, Inc. Class A*	66,208
3,851	Jabil Circuit, Inc.	77,829
2,833	Molex, Inc.	74,083
997	Tech Data Corp.*	46,769
3,216	Vishay Intertechnology, Inc.*	53,064

		1,561,810

Internet Software & Services - 1.9%
3,883	Akamai Technologies, Inc.*	187,626
2,283	AOL, Inc.*	53,696
966	Equinix, Inc.*	85,414
5,206	Google, Inc. Class A*	3,125,474
1,506	IAC/InterActiveCorp*	42,605
3,664	VeriSign, Inc.*	123,294
27,703	Yahoo!, Inc.*	446,572

		4,064,681

IT Services - 2.6%
4,106	Amdocs Ltd.*	119,649
6,391	Cognizant Technology Solutions Corp. Class A*	466,223
3,303	Computer Sciences Corp.	176,017
762	DST Systems, Inc.	36,241
1,564	Gartner, Inc.*	55,397
27,399	International Business Machines Corp.	4,438,638
1,602	NeuStar, Inc. Class A*	42,981
6,603	SAIC, Inc.*	109,412
3,573	Teradata Corp.*	153,603

		5,598,161

Semiconductors & Semiconductor Equipment - 3.6%
12,836	Advanced Micro Devices, Inc.*	100,506
6,448	Altera Corp.	242,251
6,370	Analog Devices, Inc.	247,347
28,697	Applied Materials, Inc.	450,256
1,496	Atheros Communications, Inc.*	66,707
9,847	Atmel Corp.*	133,328
2,266	Avago Technologies Ltd.	65,057
10,599	Broadcom Corp. Class A	477,909
2,296	Cree, Inc.*	115,925
3,504	Cypress Semiconductor Corp.*	75,862
2,686	Fairchild Semiconductor International, Inc.*	47,811
118,892	Intel Corp.	2,551,422
1,507	International Rectifier Corp.*	48,269
2,639	Intersil Corp. Class A	39,902
3,638	KLA-Tencor Corp.	160,363
2,709	Lam Research Corp.*	135,152
4,798	Linear Technology Corp.	166,922
13,122	LSI Corp.*	81,225
11,566	Marvell Technology Group Ltd.*	219,870
6,457	Maxim Integrated Products, Inc.	166,720
4,853	MEMC Electronic Materials, Inc.*	53,820
3,940	Microchip Technology, Inc.	143,692
18,296	Micron Technology, Inc.*	192,840
5,086	National Semiconductor Corp.	77,104
1,911	Novellus Systems, Inc.*	68,930
12,225	NVIDIA Corp.*	292,422
9,184	ON Semiconductor Corp.*	101,483
4,899	PMC — Sierra, Inc.*	38,310
2,237	Rambus, Inc.*	45,836
980	Silicon Laboratories, Inc.*	43,590
3,780	Skyworks Solutions, Inc.*	120,091
3,849	Teradyne, Inc.*	64,201
26,116	Texas Instruments, Inc.	885,593
1,589	Varian Semiconductor Equipment Associates, Inc.*	70,631
5,525	Xilinx, Inc.	177,905

		7,969,252

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
Software - 4.9%
11,087	Activision Blizzard, Inc.	$125,172
11,250	Adobe Systems, Inc.*	371,813
1,929	ANSYS, Inc.*	101,176
4,891	Autodesk, Inc.*	198,966
3,882	BMC Software, Inc.*	185,172
8,305	CA, Inc.	197,659
5,775	Cadence Design Systems, Inc.*	50,127
3,966	Citrix Systems, Inc.*	250,572
4,803	Compuware Corp.*	51,488
7,034	Electronic Arts, Inc.*	109,660
1,958	Informatica Corp.*	90,851
5,989	Intuit, Inc.*	281,064
3,328	McAfee, Inc.*	159,411
1,715	MICROS Systems, Inc.*	78,444
163,660	Microsoft Corp.	4,537,474
7,453	Novell, Inc.*	44,867
4,855	Nuance Communications, Inc.*	98,702
81,400	Oracle Corp.	2,607,242
4,037	Red Hat, Inc.*	166,809
2,175	Rovi Corp.*	134,328
2,451	Salesforce.com, Inc.*	316,522
1,497	Solera Holdings, Inc.	78,338
17,067	Symantec Corp.*	300,550
3,209	Synopsys, Inc.*	87,060
1,568	VMware, Inc. Class A*	134,095

		10,757,562

Wireless Telecommunication Services - 0.4%
8,630	American Tower Corp. Class A*	438,922
6,201	Crown Castle International Corp.*	261,496
2,490	SBA Communications Corp. Class A*	101,592

		802,010

	TOTAL COMMON STOCKS (Cost $44,608,620)	$48,119,586

SHORT TERM INVESTMENTS - 76.4%
Money Market Funds - 76.4%
166,616,406	Goldman Sachs Financial Square Government Fund, 0.10% (a)	166,616,406

	TOTAL SHORT TERM INVESTMENTS (Cost $166,616,406)	$166,616,406

	TOTAL INVESTMENTS (Cost $211,225,026) - 98.4% (b)	$214,735,992
	Other Assets in Excess of Liabilities - 1.6%	3,484,220

	TOTAL NET ASSETS - 100.0%	$218,220,212

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,344,309.

Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Merrill Lynch International	Russell 1000 Technology Index	83,475	$98,175,016	2/24/2011	$4,011,803
Credit Suisse Capital, LLC	Russell 1000 Technology Index	201,400	202,301,228	3/1/2011	44,787,372
BNP Paribas	Russell 1000 Technology Index	84,400	100,907,328	2/16/2012-3/22/2012	2,452,496
Deutsche Bank AG London	Russell 1000 Technology Index	125,850	133,721,839	6/30/2014	20,234,044

			$535,105,411		$71,485,715

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 117.7%
Money Market Funds- 117.7%
54,717,055	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$54,717,055

	TOTAL SHORT TERM INVESTMENTS (Cost $54,717,055)	$54,717,055

	TOTAL INVESTMENTS (Cost $54,717,055) - 117.7%	$54,717,055
	Liabilities in Excess of Other Assets - (17.7%)	(8,221,051)

	TOTAL NET ASSETS - 100.0%	$46,496,004

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,902,642.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 1000 Technology Index	53,100	$53,928,415	11/7/2011	$(11,319,991)
BNP Paribas	Russell 1000 Technology Index	24,350	29,642,143	3/22/2012	(185,787)
Merrill Lynch International	Russell 1000 Technology Index	9,400	11,362,985	7/26/2012	(152,931)
Deutsche Bank AG London	Russell 1000 Technology Index	27,000	30,443,331	6/30/2014	(2,700,074)

			$125,376,874		$(14,358,783)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 104.5%
Money Market Funds - 104.5%
5,659,385	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$5,659,385

	TOTAL SHORT TERM INVESTMENTS (Cost $5,659,385)	$5,659,385

	TOTAL INVESTMENTS (Cost $5,659,385) - 104.5%	$5,659,385
	Liabilities in Excess of Other Assets - (4.5%)	(245,082)

	TOTAL NET ASSETS - 100.0%	$5,414,303

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,192,579.
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Morgan Stanley Capital Services	NYSE 7-10 Year Treasury Bond Index	45,200	$4,209,964	1/12/2012	$57,032
Credit Suisse Capital, LLC	NYSE 7-10 Year Treasury Bond Index	77,100	7,140,708	3/20/2012	108,506
Deutsche Bank AG London	NYSE 7-10 Year Treasury Bond Index	50,900	4,743,932	9/17/2015	42,292

			$16,094,604		$207,830

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.4%
Money Market Funds - 99.4%
65,947,772	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$65,947,772

	TOTAL SHORT TERM INVESTMENTS (Cost $65,947,772)	$65,947,772

	TOTAL INVESTMENTS (Cost $65,947,772) - 99.4%	$65,947,772
	Other Assets in Excess of Liabilities - 0.6%	398,621

	TOTAL NET ASSETS - 100.0%	$66,346,393

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,468,657.
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	NYSE 7-10 Year Treasury Bond Index	219,400	$20,416,722	1/12/2012	$(220,195)
Credit Suisse Capital, LLC	NYSE 7-10 Year Treasury Bond Index	1,159,400	113,455,248	3/20/2012	3,830,542
Deutsche Bank AG London	NYSE 7-10 Year Treasury Bond Index	743,200	70,993,610	9/17/2015	770,472

			$204,865,580		$4,380,819

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 132.2%
Money Market Funds- 132.2%
22,678,391	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$22,678,391

	TOTAL SHORT TERM INVESTMENTS (Cost $22,678,391)	$22,678,391

	TOTAL INVESTMENTS (Cost $22,678,391) - 132.2%	$22,678,391
	Liabilities in Excess of Other Assets - (32.2%)	(5,524,594)

	TOTAL NET ASSETS - 100.0%	$17,153,797

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,816,290.
Direxion Daily 20+ Year Treasury Bull 3X Shares
Swap Equity Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Morgan Stanley Capital Services	NYSE 20 Year Plus Treasury Bond Index	135,000	$12,482,527	12/15/2011	$(85,058)
BNP Paribas	NYSE 20 Year Plus Treasury Bond Index	35,000	3,353,350	2/16/2012	(153,124)
Credit Suisse Capital, LLC	NYSE 20 Year Plus Treasury Bond Index	204,900	20,374,137	3/20/2012	(1,477,234)
Deutsch Bank AG London	NYSE 20 Year Plus Treasury Bond Index	189,300	17,554,449	9/17/2015	(249,558)

			$53,764,463		$(1,964,974)

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.0%
Money Market Funds- 98.0%
372,216,400	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	$372,216,400

	TOTAL SHORT TERM INVESTMENTS (Cost $372,216,400)	$372,216,400

	TOTAL INVESTMENTS (Cost $372,216,400) - 98.0%	$372,216,400
	Other Assets in Excess of Liabilities - 2.0%	7,434,444

	TOTAL NET ASSETS - 100.0%	$379,650,844

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $234,540,975.
Direxion Daily 20+ Year Treasury Bear 3X Shares
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Morgan Stanley Capital Services	NYSE 20 Year Plus Treasury Bond Index	3,756,700	$345,181,227	12/14/2011	$1,235,344
BNP Paribas	NYSE 20 Year Plus Treasury Bond Index	300,000	28,436,915	2/16/2012	893,835
Credit Suisse Capital, LLC	NYSE 20 Year Plus Treasury Bond Index	3,728,000	379,242,002	3/20/2012	34,223,371
Deutsch Bank AG London	NYSE 20 Year Plus Treasury Bond Index	4,701,400	433,983,949	9/17/2015	4,818,625

			$1,186,844,093		$41,171,175

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows (Unaudited)*:

		Direxion Daily	Direxion Daily
	Direxion	BRIC Bull	BRIC Bear
	Airline Shares	2X Shares	2X Shares
Cost	$3,963,883	$4,381,035	$3,716,684

Gross Unrealized Appreciation	14,795	134,725	—

Gross Unrealized Depreciation	(180,795)	(67,388)	(458,333)

Net Unrealized Appreciation (Depreciation)	$(166,000)	$67,337	$(458,333)

	Direxion Daily	Direxion Daily	Direxion Daily
	India Bull	India Bear	Natural Gas Related
	2X Shares	2X Shares	Bull 2X Shares
Cost	$20,097,137	$3,718,797	$5,444,052

Gross Unrealized Appreciation	—	—	501,437

Gross Unrealized Depreciation	(815,283)	(725,634)	—

Net Unrealized Appreciation (Depreciation)	$(815,283)	$(725,634)	$501,437

	Direxion Daily	Direxion Daily	Direxion Daily
	Natural Gas Related	Gold Miners	Gold Miners
	Bear 2X Shares	Bull 2X Shares	Bear 2X Shares
Cost	$3,401,807	$5,478,700	$5,024,231

Gross Unrealized Appreciation	—	—	—

Gross Unrealized Depreciation	(134,708)	(270,992)	—

Net Unrealized Appreciation (Depreciation)	$(134,708)	$(270,992)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Retail Bull	Retail Bear	Large Cap Bull
	2X Shares	2X Shares	3X Shares
Cost	$5,363,101	$3,569,085	$283,968,500

Gross Unrealized Appreciation	362,215	—	835,750

Gross Unrealized Depreciation	(8,102)	(216,220)	(51,573,967)

Net Unrealized Appreciation (Depreciation)	$354,113	$(216,220)	$(50,738,217)

	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bear	Mid Cap Bull	Mid Cap Bear
	3X Shares	3X Shares	3X Shares
Cost	$481,279,393	$56,699,970	$24,521,833

Gross Unrealized Appreciation	—	2,547,162	—

Gross Unrealized Depreciation	(223,442,575)	(4,450,117)	(11,456,235)

Net Unrealized Appreciation (Depreciation)	$(223,442,575)	$(1,902,955)	$(11,456,235)

	Direxion Daily	Direxion Daily
	Small Cap Bull	Small Cap Bear	Direxion Daily
	3X Shares	3X Shares	China Bull 3X Shares
Cost	$707,457,553	$1,168,400,041	$65,365,072

Gross Unrealized Appreciation	899,545	—	4,144,502

Gross Unrealized Depreciation	(80,648,965)	(406,033,394)	(5,817,608)

Net Unrealized Appreciation (Depreciation)	$(79,749,420)	$(406,033,394)	$(1,673,106)

		Direxion Daily	Direxion Daily
	Direxion Daily	Developed	Developed
	China Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares
Cost	$15,262,732	$24,267,402	$21,742,369

Gross Unrealized Appreciation	—	4,851,946	—

Gross Unrealized Depreciation	(2,433,942)	(4,257,026)	(7,586,566)

Net Unrealized Appreciation (Depreciation)	$(2,433,942)	$594,920	$(7,586,566)

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily
	Markets Bull 3X	Markets Bear 3X	Latin America
	Shares	Shares	Bull 3X Shares
Cost	$329,785,391	$198,980,571	$41,129,298

Gross Unrealized Appreciation	16,784,901	—	2,992,273

Gross Unrealized Depreciation	(31,766,661)	(83,613,822)	(6,140,882)

Net Unrealized Appreciation (Depreciation)	$(14,981,760)	$(83,613,822)	$(3,148,609)

	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Semiconductor	Semiconductor
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost	$6,687,705	$60,544,648	$21,896,938

Gross Unrealized Appreciation	—	142,411	—

Gross Unrealized Depreciation	(1,869,644)	(4,553,508)	(2,694,246)

Net Unrealized Appreciation (Depreciation)	$(1,869,644)	$(4,411,097)	$(2,694,246)

	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bull	Energy Bear	Financial Bull
	3X Shares	3X Shares	3X Shares
Cost	$320,110,779	$80,811,341	$2,166,181,465

Gross Unrealized Appreciation	1,738,230	—	91,165

Gross Unrealized Depreciation	(7,148,408)	(10,896,096)	(352,100,806)

Net Unrealized Appreciation (Depreciation)	$(5,410,178)	$(10,896,096)	$(352,009,641)

	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bear	Real Estate Bull	Real Estate Bear
	3X Shares	3X Shares	3X Shares
Cost	$1,922,748,207	$123,477,667	$105,974,055

Gross Unrealized Appreciation	—	321,095	—

Gross Unrealized Depreciation	(838,573,977)	(8,277,814)	(47,007,383)

Net Unrealized Appreciation (Depreciation)	$(838,573,977)	$(7,956,719)	$(47,007,383)

	Direxion Daily	Direxion Daily	Direxion Daily
	Technology Bull	Technology Bear	7-10 Year Treasury
	3X Shares	3X Shares	Bull 3X Shares
Cost	$223,867,649	$81,694,598	$5,659,385

Gross Unrealized Appreciation	4,170,497	—	—

Gross Unrealized Depreciation	(13,302,154)	(26,977,543)	—

Net Unrealized Appreciation (Depreciation)	$(9,131,657)	$(26,977,543)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	7-10 Year Treasury	20+ Year Treasury	20+ Year Treasury
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost	$66,519,757	$22,884,915	$375,698,157

Gross Unrealized Appreciation	—	—	—

Gross Unrealized Depreciation	(571,985)	(206,524)	(3,481,757)

Net Unrealized Appreciation (Depreciation)	$(571,985)	$(206,524)	$(3,481,757)

(*)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
Valuation Measurements (Unaudited)
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:
•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments at January 31, 2011:

	Direxion Airline Shares
	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,235,825	$—	$—	$2,235,825
Preferred Shares†	312,745	—	—	312,745
Short-Term Investments†	1,249,313	—	—	1,249,313
Other Financial Instruments**	—	(44,390)	—	(44,390)

	Direxion Daily BRIC Bull 2X Shares				Direxion Daily BRIC Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,396,623	$—	$—	$1,396,623	$—	$—	$—	$—
Preferred Shares*	699,670	—	—	699,670	—	—	—	—
Short-Term Investments†	2,352,079	—	—	2,352,079	3,258,351	—	—	3,258,351
Other Financial Instruments**	—	328,270	—	328,270	—	(348,220)	—	(348,220)

	Direxion Daily India Bull 2X Shares				Direxion Daily India Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$6,570,651	$—	$—	$6,570,651	$—	$—	$—	$—
Short-Term Investments†	12,711,203	—	—	12,711,203	2,993,163	—	—	2,993,163
Other Financial Instruments**	—	(1,707,894)	—	(1,707,894)	—	384,587	—	384,587

	Direxion Daily Natural Gas Related Bull 2X Shares				Direxion Daily Natural Gas Related Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,577,298	$—	$—	$2,577,298	$—	$—	$—	$—
Short-Term Investments†	3,368,191	—	—	3,368,191	3,267,099	—	—	3,267,099
Other Financial Instruments**	—	1,787,014	—	1,787,014	—	(968,939)	—	(968,939)

	Direxion Daily Gold Miners Bull 2X Shares				Direxion Daily Gold Miners Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$1,724,631	$—	$—	$1,724,631	$—	$—	$—	$—
Short-Term Investments†	3,483,077	—	—	3,483,077	5,024,231	—	—	5,024,231
Other Financial Instruments**	—	(702,628)	—	(702,628)	—	1,015,241	—	1,015,241

	Direxion Daily Retail Bull 2X Shares				Direxion Daily Retail Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,373,568	$—	$—	$2,373,568	$—	$—	$—	$—
Short-Term Investments†	3,343,646	—	—	3,343,646	3,352,865	—	—	3,352,865
Other Financial Instruments**	—	1,141,280	—	1,141,280	—	(683,735)	—	(683,735)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$23,135,332	$—	$—	$23,135,332	$—	$—	$—	$—
Short-Term Investments†	210,094,951	—	—	210,094,951	257,836,818	—	—	257,836,818
Other Financial Instruments**	—	11,928,014	—	11,928,014	—	(64,472,523)	—	(64,472,523)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$9,229,510	$—	$—	$9,229,510	$—	$—	$—	$—
Short-Term Investments†	45,567,505	—	—	45,567,505	13,065,598	—	—	13,065,598
Other Financial Instruments**	—	22,864,570	—	22,864,570	—	(1,495,938)	—	(1,495,938)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$47,862,967	$—	$6,349	$47,869,316	$—	$—	$—	$—
Investment Companies†	9,534	—	—	9,534	—	—	—	—
Short-Term Investments†	579,829,283	—	—	579,829,283	762,366,647	—	—	762,366,647
Other Financial Instruments**	—	97,702,948	—	97,702,948	—	(12,091,452)	—	(12,091,452)
Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2010:

Direxion Daily Small Cap Bull 3X Shares	Common Stock
Balance as of 10/31/2010	$—
Transferred into Level 3(1)	35,049
Securities contributed in-kind	52,666
Securities sold in-kind	(56,352)
Realized gain from sale of securities	(10,164)
Change in unrealized depreciation	(14,850)

Balance as of 1/31/2011	$6,349

(1)	Transferred into Level 3 because of lack of observable market data.

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$22,921,907	$—	$—	$22,921,907	$—	$—	$—	$—
Short-Term Investments†	40,770,059	—	—	40,770,059	12,828,790	—	—	12,828,790
Other Financial Instruments**	—	9,733,445	—	9,733,445	—	(2,266,765)	—	(2,266,765)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,627,746	$—	$—	$15,627,746	$—	$—	$—	$—
Short-Term Investments†	9,234,576	—	—	9,234,576	14,155,803	—	—	14,155,803
Other Financial Instruments**	—	2,249,071	—	2,249,071	—	(1,019,419)	—	(1,019,419)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$89,147,105	$—	$—	$89,147,105	$—	$—	$—	$—
Preferred Shares*	26,116,552	—	—	26,116,552	—	—	—	—
Short-Term Investments†	199,539,974	—	—	199,539,974	115,366,749	—	—	115,366,749
Other Financial Instruments**	—	38,697,029	—	38,697,029	—	(1,223,539)	—	(1,223,539)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,280,651	$—	$—	$9,280,651	$—	$—	$—	$—
Preferred Shares*	8,643,428	—	—	8,643,428	—	—	—	—
Short-Term Investments†	20,056,610	—	—	20,056,610	4,818,061	—	—	4,818,061
Other Financial Instruments**	—	7,983,381	—	7,983,381	—	(1,033,458)	—	(1,033,458)

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$4,222,023	$—	$—	$4,222,023	$—	$—	$—	$—
Short-Term Investments†	51,911,528	—	—	51,911,528	19,202,692	—	—	19,202,692
Other Financial Instruments**	—	31,202,647	—	31,202,647	—	(4,708,939)	—	(4,708,939)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$45,517,042	$—	$—	$45,517,042	$—	$—	$—	$—
Short-Term Investments†	269,183,559	—	—	269,183,559	69,915,245	—	—	69,915,245
Other Financial Instruments**	—	35,878,973	—	35,878,973	—	(11,089,481)	—	(11,089,481)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$102,240,525	$—	$—	$102,240,525	$—	$—	$—	$—
Short-Term Investments†	1,711,931,299	—	—	1,711,931,299	1,084,174,230	—	—	1,084,174,230
Other Financial Instruments**	—	352,514,216	—	352,514,216	—	(81,903,834)	—	(81,903,834)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$10,078,430	$—	$—	$10,078,430	$—	$—	$—	$—
Short-Term Investments†	105,442,518	—	—	105,442,518	58,966,672	—	—	58,966,672
Other Financial Instruments**	—	57,248,915	—	57,248,915	—	(12,230,923)	—	(12,230,923)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$48,119,586	$—	$—	$48,119,586	$—	$—	$—	$—
Short-Term Investments†	166,616,406	—	—	166,616,406	54,717,055	—	—	54,717,055
Other Financial Instruments**	—	71,485,715	—	71,485,715	—	(14,358,783)	—	(14,358,783)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments†	$5,659,385	$—	$—	$5,659,385	$65,947,772	$—	$—	$65,947,772
Other Financial Instruments**	—	207,830	—	207,830	—	4,380,819	—	4,380,819

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments†	$22,678,391	$—	$—	$22,678,391	$372,216,400	$—	$—	$372,216,400
Other Financial Instruments**	—	(1,964,974)	—	(1,964,974)	—	41,171,175	—	41,171,175

†	Please refer to the schedule of investments to view securities segregated by industry.

*	Please refer to the schedule of investments to view securities segregated by country.

**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.
(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date March 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date March 24, 2011

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date March 24, 2011